UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea Kuchli
Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF MARCH 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS		99.43%
Consumer Discretionary		19.97%
Hotels Restaurants & Leisure		4.48%
Chipotle Mexican Grill Inc.**	1,640	$1,066,886
Las Vegas Sands Corp.	9,000	495,360
		1,562,246

Internet & Catalog Retail		3.83%
Amazon.com Inc.**	1,400	520,940
Priceline Group Inc.**	700	814,905
		1,335,845

Media		5.11%
CBS Corp. - Class B	7,100	430,473
Walt Disney Co.	12,910	1,354,130
		1,784,603

Multiline Retail		1.14%
Dollar Tree Inc.**	4,900	397,610

Specialty Retail		5.41%
Bed Bath & Beyond Inc.**	8,765	672,933
Home Depot Inc.	10,685	1,213,923
		1,886,856

Total Consumer Discretionary
(Cost $6,065,915)		6,967,160

Consumer Staples		8.38%
Beverages		1.82%
Monster Beverage Corp.**	4,600	636,617

Food & Staples Retailing		5.10%
Costco Wholesale Corp.	3,700	560,532
CVS Caremark Corp.	6,930	715,245
Whole Foods Market Inc.	9,700	505,176
		1,780,953

Food Products		1.46%
Hain Celestial Group Inc.**	7,930	507,916

Total Consumer Staples
(Cost $2,500,968)		2,925,486

Energy		2.80%
Oil Gas & Consumable Fuels		2.80%
EOG Resources Inc.	10,670	978,332

Total Energy
(Cost $921,006)		978,332

Financials		4.95%
Capital Markets		3.35%
BlackRock Inc.	1,650	603,636
Morgan Stanley	15,830	564,973
		1,168,609

Diversified Financial Services		1.60%
CME Group Inc.	5,900	558,789

Total Financials
(Cost $1,555,338)		1,727,398

Health Care		17.40%
Biotechnology		5.98%
Celgene Corp.**	6,100	703,208
Gilead Sciences Inc.**	14,110	1,384,614
		2,087,822

Health Care Providers & Services		3.46%
McKesson Corp.	3,740	845,988
UnitedHealth Group Inc.	3,045	360,193
		1,206,181

Life Sciences Tools & Services		2.84%
Illumina Inc.**	5,340	991,318

Pharmaceuticals		5.12%
Actavis PLC**	3,555	1,058,039
Endo International PLC (Ireland)**	8,125	728,812
		1,786,851

Total Health Care
(Cost $4,360,214)		6,072,172

Industrials		12.28%
Aerospace & Defense		3.92%
Honeywell International Inc.	6,765	705,657
TransDigm Group Inc.	3,030	662,722
		1,368,379

Industrial Conglomerates		1.71%
Carlisle Companies Inc.	6,435	596,074

Machinery		3.13%
Ingersoll-Rand PLC	7,800	531,024
Snap-on Inc.	3,800	558,828
		1,089,852

Road & Rail		3.52%
J.B. Hunt Transport Services Inc.	6,570	561,045
Union Pacific Corp.	6,170	668,273
		1,229,318

Total Industrials
(Cost $3,719,840)		4,283,623

Information Technology		29.92%
Communications Equipment		1.46%
Palo Alto Networks Inc.**	3,485	509,089

Computers & Peripherals		10.03%
Apple Inc.	28,119	3,498,847

Electronic Equipment & Instruments		2.16%
Amphenol Corp. - Class A	12,785	753,420

Internet Software & Services		5.31%
Equinix Inc.	2,500	582,125
Facebook Inc. - Class A**	15,470	1,271,866
		1,853,991

IT Services		4.86%
Cognizant Technology Solutions Corp. - Class A**	10,800	673,812
Visa Inc. - Class A	15,640	1,023,013
		1,696,825

Semiconductors & Semiconductor Equipment		3.49%
Lam Research Corp.	7,575	532,030
NXP Semiconductor N.V. (Netherlands)**	6,820	684,455
		1,216,485

Software		2.61%
Tableau Software Inc. - Class A**	3,765	348,338
The Ultimate Software Group Inc.**	3,300	560,851
		909,189

Total Information Technology
(Cost $5,988,955)		10,437,846

Materials		3.73%
Chemicals		3.73%
Air Products & Chemicals Inc.	4,420	668,658
PPG Industries Inc.	2,800	631,512
		1,300,170

Total Materials
(Cost $1,288,105)		1,300,170

Total Common Stocks
(Cost $26,400,341)		34,692,187

MONEY MARKET MUTUAL FUNDS		0.69%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	2,349	2,349
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	237,767	237,767

Total Money Market Mutual Funds
(Cost $240,116)		240,116

Total Investments
(Cost $26,640,457)	100.12%	34,932,303

Liabilities in Excess of Other Assets	(0.12)%	(41,524)

Net Assets	100.00%	$34,890,779

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF MARCH 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS		94.55%
Consumer Discretionary		17.22%
Auto Components		1.66%
BorgWarner Inc.	27,484	$1,662,232

Automobiles		2.05%
Tesla Motors Inc.**	10,852	2,048,532

Hotels Restaurants & Leisure		2.28%
Melco Crown Entertainment Ltd. ADR (Hong Kong)	44,589	956,880
Wynn Resorts Ltd.	10,506	1,322,495
		2,279,375

Household Durables		1.12%
DR Horton Inc.	39,331	1,120,147

Internet & Catalog Retail		2.20%
NetFlix Inc.**	4,383	1,826,352
Zulily Inc. - Class A**	28,220	366,578
		2,192,930

Leisure Equipment & Products		1.04%
Hasbro Inc.	16,350	1,033,974

Specialty Retail		3.49%
Restoration Hardware Holdings Inc.**	18,301	1,815,276
Tractor Supply Co.	19,620	1,668,877
		3,484,153

Textiles Apparel & Luxury Goods		3.38%
Kate Spade & Co.**	19,909	664,762
Lululemon Athletica Inc. (Canada)**	15,023	961,772
Under Armour Inc. - Class A**	21,702	1,752,437
		3,378,971

Total Consumer Discretionary
(Cost $15,899,429)		17,200,314

Consumer Staples		4.78%
Food & Staples Retailing		1.12%
Pricesmart Inc.	13,145	1,117,062

Food Products		3.66%
Keurig Green Mountain Inc.	12,116	1,353,721
Mead Johnson Nutrition Co.	22,936	2,305,756
		3,659,477

Total Consumer Staples
(Cost $4,017,211)		4,776,539

Energy		5.69%
Energy Equipment & Services		0.53%
US Silica Holdings Inc.	14,744	525,034

Oil Gas & Consumable Fuels		5.16%
Antero Resources Corp.**	23,420	827,194
Gulfport Energy Corp.**	14,080	646,413
Memorial Resource Development Corp.**	35,138	623,348
Noble Energy Inc.	15,002	733,598
Pioneer Natural Resources Co.	7,401	1,210,138
Western Refining Inc.	22,532	1,112,855
		5,153,546

Total Energy
(Cost $5,963,160)		5,678,580

Financials		6.95%
Capital Markets		3.85%
Affiliated Managers Group Inc.**	8,404	1,805,011
LPL Financial Holdings Inc.	21,846	958,166
SEI Investments Co.	24,442	1,077,648
		3,840,825

Commercial Banks		3.10%
Bank of the Ozarks Inc.	13,800	509,634
First Republic Bank	26,519	1,513,970
SVB Financial Group**	8,439	1,072,090
		3,095,694
Total Financials
(Cost $5,325,019)		6,936,519

Health Care		16.11%
Biotechnology		4.44%
Alnylam Pharmaceuticals Inc.**	4,530	473,023
BioMarin Pharmaceutical Inc.**	9,700	1,208,814
Intrexon Corp.**	11,400	517,218
Medivation Inc.**	9,708	1,253,012
Puma Biotechnology Inc.**	4,150	979,856
		4,431,923

Health Care Equipment & Supplies		6.62%
Align Technology Inc.**	28,016	1,506,840
Edwards Lifesciences Corp.**	14,617	2,082,338
Sirona Dental Systems Inc.**	9,415	847,256
Varian Medical Systems Inc.**	23,086	2,172,162
		6,608,596

Health Care Providers & Services		2.35%
Acadia Healthcare Co. Inc.**	15,900	1,138,440
Team Health Holdings Inc.**	20,664	1,209,050
		2,347,490

Pharmaceuticals		2.70%
Pacira Pharmaceuticals Inc.**	11,029	979,927
Perrigo Co. PLC (Ireland)	10,390	1,720,064
		2,699,991

Total Health Care
(Cost $13,010,654)		16,088,000

Industrials		11.87%
Airlines		2.11%
United Continental Holdings Inc.**	31,361	2,109,027

Building Products		1.38%
Lennox International Inc.	12,346	1,378,925

Commercial Services & Supplies		0.60%
Waste Connections Inc.	12,400	596,936

Electrical Equipment		1.17%
Sensata Technologies Holding N.V. (Netherlands)**	20,221	1,161,696

Machinery		3.73%
Proto Labs Inc.**	18,038	1,262,660
Terex Corp.	42,203	1,122,178
WABCO Holdings Inc.**	10,920	1,341,849
		3,726,687

Professional Services		1.18%
IHS Inc. - Class A**	10,377	1,180,488

Road & Rail		1.70%
Old Dominion Freight Line Inc.**	21,939	1,695,885

Total Industrials
(Cost $9,250,416)		11,849,644

Information Technology		27.53%
Communications Equipment		2.04%
Arista Networks Inc.**	13,869	978,181
Palo Alto Networks Inc.**	7,276	1,062,878
		2,041,059

Electric Equipment & Instruments		2.76%
Amphenol Corp. - Class A	29,846	1,758,825
IPG Photonics Corp.**	10,793	1,000,511
		2,759,336

Internet Software & Services		7.36%
Akamai Technologies Inc.**	15,352	1,090,683
LinkedIn Corp. - Class A**	8,450	2,111,317
Pandora Media Inc.**	88,087	1,427,890
Twitter Inc.**	40,271	2,016,772
Zillow Inc. - Class A**	6,950	697,085
		7,343,747

IT Services		2.58%
Fiserv Inc.**	21,593	1,714,484
Jack Henry & Associates Inc.	12,312	860,486
		2,574,970

Semiconductors & Semiconductor Equipment		4.09%
Applied Materials Inc.	73,168	1,650,670
NXP Semiconductor N.V. (Netherlands)**	11,457	1,149,824
SunEdison Inc.**	53,350	1,280,400
		4,080,894

Software		8.70%
FireEye Inc.**	30,765	1,207,526
Mobileye N.V. (Israel)**	23,718	996,868
ServiceNow Inc.**	23,118	1,821,236
Splunk Inc.**	24,669	1,460,405
Tableau Software Inc. - Class A**	18,442	1,706,254
Workday Inc. - Class A**	17,759	1,499,037
		8,691,326

Total Information Technology
(Cost $21,547,784)		27,491,332

Materials		4.40%
Chemicals		3.32%
Eastman Chemical Co.	17,138	1,186,978
FMC Corp.	24,126	1,381,213
Methanex Corp. (Canada)	14,050	752,659
		3,320,850

Construction Materials		1.08%
Eagle Materials Inc.	12,896	1,077,590

Total Materials
(Cost $4,379,503)		4,398,440

Total Common Stocks
(Cost $79,393,176)		94,419,368

MONEY MARKET MUTUAL FUNDS		5.63%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	5,618,176	5,618,176

Total Money Market Mutual Funds
(Cost $5,618,176)		5,618,176

Total Investments
(Cost $85,011,352)	100.18%	100,037,544

Liabilities in Excess of Other Assets	(0.18%)	(178,387)

Net Assets	100.00%	$99,859,157

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF MARCH 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS		93.46%
Consumer Discretionary		19.69%
Auto Components		2.90%
BorgWarner Inc.	41,657	$2,519,415

Automobiles		3.13%
Tesla Motors Inc.**	14,400	2,718,288

Hotels Restaurants & Leisure		4.06%
Melco PBL Entertainment Ltd. ADR (Hong Kong)	64,724	1,388,977
Wynn Resorts Ltd.	16,952	2,133,918
		3,522,895

Internet & Catalog Retail		2.42%
Netflix Inc.**	5,050	2,104,285

Specialty Retail		2.34%
Restoration Hardware Holdings Inc.**	20,500	2,033,395

Textiles Apparel & Luxury Goods		4.84%
Lululemon Athletica Inc. (Canada)**	27,172	1,739,551
Under Armour Inc. - Class A**	30,486	2,461,745
		4,201,296

Total Consumer Discretionary
(Cost $15,637,420)		17,099,574

Consumer Staples		3.99%
Food Products		3.99%
Mead Johnson Nutrition Co.	34,488	3,467,079

Total Consumer Staples
(Cost $2,700,674)		3,467,079

Energy		4.02%
Oil Gas & Consumable Fuels		4.02%
Antero Resources Corp.**	41,190	1,454,831
Pioneer Natural Resources Co.	12,460	2,037,334
		3,492,165

Total Energy
(Cost $3,650,463)		3,492,165

Financials		4.38%
Capital Markets		4.38%
Affiliated Managers Group Inc.**	17,707	3,803,109

Total Financials
(Cost $2,236,479)		3,803,109

Health Care		18.10%
Biotechnology		2.31%
Medivation Inc.**	15,500	2,000,585

Health Care Equipment & Supplies		9.81%
Align Technology Inc.**	43,658	2,348,145
Edwards Lifesciences Corp.**	23,995	3,418,328
Varian Medical Systems Inc.**	29,262	2,753,262
		8,519,735

Health Care Providers & Services		2.55%
Team Health Holdings Inc.**	37,883	2,216,534

Pharmaceuticals		3.43%
Perrigo Co. PLC (Ireland)	17,997	2,979,403

Total Health Care
(Cost $12,541,855)		15,716,257

Industrials		13.42%
Airlines		4.03%
United Continental Holdings Inc.**	52,070	3,501,708

Machinery		4.21%
Proto Labs Inc.**	25,800	1,806,000
Terex Corp.	69,677	1,852,711
		3,658,711

Professional Services		2.10%
IHS Inc. - Class A**	16,057	1,826,644

Road & Rail		3.08%
Old Dominion Freight Line Inc.**	34,534	2,669,478

Total Industrials
(Cost $10,761,151)		11,656,541

Information Technology		27.20%
Electronic Equipment & Instruments		3.22%
Amphenol Corp. - Class A	47,434	2,795,286

Internet Software & Services		9.79%
LinkedIn Corp. - Class A**	12,945	3,234,438
Pandora Media Inc.**	152,630	2,474,132
Twitter Inc.**	55,717	2,790,307
		8,498,877

Semiconductors & Semi Equipment		3.31%
Applied Materials Inc.	127,388	2,873,873

Software		10.88%
FireEye Inc.**	61,791	2,425,297
ServiceNow Inc.**	37,650	2,966,067
Splunk Inc.**	30,150	1,784,880
Tableau Software Inc. - Class A**	24,550	2,271,366
		9,447,610

Total Information Technology
(Cost $20,206,324)		23,615,646

Materials		2.66%
Chemicals		2.66%
FMC Corp.	40,362	2,310,725

Total Materials
(Cost $2,917,611)		2,310,725

Total Common Stocks
(Cost $70,651,977)		81,161,096

MONEY MARKET MUTUAL FUNDS		6.68%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	5,804,110	5,804,110

Total Money Market Mutual Funds
(Cost $5,804,110)		5,804,110

Total Investments
(Cost $76,456,087)	100.14%	86,965,206

Liabilities in Excess of Other Assets	(0.14%)	(122,868)

Net Assets	100.00%	$86,842,338

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP GROWTH FUND AS OF MARCH 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS		93.25%
Consumer Discretionary		15.86%
Diversified Consumer Services		1.96%
Grand Canyon Education Inc.**	3,589	$155,404

Hotels Restaurants & Leisure		3.56%
Del Frisco’s Restaurant Group Inc.**	4,225	85,134
Vail Resorts Inc.	1,289	133,308
Zoe’s Kitchen Inc.**	1,931	64,283
		282,725

Household Durables		2.56%
iRobot Corp.**	2,840	92,669
Ryland Group Inc.	2,268	110,543
		203,212

Internet & Catalog Retail		0.37%
Zulily Inc. - Class A**	2,259	29,344

Media		1.94%
IMAX Corp. (Canada)**	3,459	116,603
Rentrak Corp.**	676	37,558
		154,161

Specialty Retail		3.47%
Five Below Inc.**	3,169	112,721
Restoration Hardware Holdings Inc.**	1,640	162,672
		275,393

Textiles Apparel & Luxury Goods		2.00%
Kate Spade & Co.**	1,539	51,387
Vera Bradley Inc.**	2,685	43,578
Vince Holding Corp.**	3,411	63,274
		158,239

Total Consumer Discretionary
(Cost $1,271,412)		1,258,478

Consumer Staples		2.83%
Food & Staples Retailing		2.83%
Natural Grocers by Vitamin Cottage Inc.**	3,522	97,242
PriceSmart Inc.	1,494	126,960
		224,202

Total Consumer Staples
(Cost $227,021)		224,202

Energy		5.06%
Energy Equipment & Services		0.68%
US Silica Holdings Inc.	1,511	53,807

Oil Gas & Consumable Fuels		4.38%
Diamondback Energy Inc.**	746	57,323
PDC Energy Inc.**	1,188	64,199
Rice Energy Inc.**	2,981	64,866
Synergy Resources Corp.**	5,722	67,806
Western Refining Inc.	1,900	93,841
		348,035

Total Energy
(Cost $404,510)		401,842

Financials		6.92%
Capital Markets		1.74%
Evercore Partners Inc. - Class A	2,679	138,397

Commercial Banks		3.99%
Bank of the Ozarks Inc.	1,810	66,844
Eagle Bancorp Inc.**	3,278	125,875
Western Alliance Bancorp**	4,169	123,569
		316,288

Diversified Financial Services		1.19%
MarketAxess Holdings Inc.	1,141	94,589

Total Financials
(Cost $477,818)		549,274

Health Care		23.52%
Biotechnology		8.52%
Clovis Oncology Inc.**	1,294	96,054
Insmed Inc.**	3,600	74,880
Intrexon Corp.**	1,173	53,219
Novavax Inc.**	7,460	61,694
OvaScience Inc.**	1,822	63,278
PTC Therapeutics Inc.**	820	49,897
Puma Biotechnology Inc.**	522	123,249
Sage Therapeutics Inc.**	1,820	91,419
T2 Biosystems Inc.**	4,002	62,111
		675,801

Health Care Equipment & Supplies		6.10%
Align Technology Inc.**	2,073	111,496
AtriCure Inc.**	4,263	87,349
Cardiovascular Systems Inc.**	3,389	132,307
Novadaq Technologies Inc. (Canada)**	5,654	91,821
Veracyte Inc.**	8,393	61,101
		484,074

Health Care Providers & Services		4.06%
Acadia Healthcare Co. Inc.**	1,700	121,720
HealthEquity Inc.**	2,400	59,976
Team Health Holdings Inc.**	2,403	140,599
		322,295

Health Care Technology		0.55%
Veeva Systems Inc. - Class A**	1,700	43,401

Pharmaceuticals		4.29%
Akorn Inc.**	2,400	114,024
BioDelivery Sciences International Inc.**	4,400	46,200
Cempra Inc.**	800	27,448
Pacira Pharmaceuticals Inc.**	1,229	109,196
Tetraphase Pharmaceuticals Inc.**	1,198	43,895
		340,763

Total Health Care
(Cost $1,651,569)		1,866,334

Industrials		9.42%
Air Freight & Logistics		0.89%
HUB Group Inc. - Class A**	1,787	70,211

Airlines		0.84%
JetBlue Airways Corp.**	3,478	66,952

Building Products		2.02%
Lennox International Inc.	717	80,082
NCI Building Systems Inc.**	4,656	80,455
		160,537

Machinery		3.24%
Commercial Vehicle Group Inc.**	9,466	60,961
Proto Labs Inc.**	1,663	116,410
Terex Corp.	3,000	79,770
		257,141

Road & Rail		2.43%
Heartland Express Inc.	3,872	91,999
Saia Inc.**	2,276	100,827
		192,826

Total Industrials
(Cost $719,261)		747,667

Information Technology		27.86%
Communications Equipment		2.46%
Arista Networks Inc.**	1,100	77,583
Infinera Corp.**	5,963	117,292
		194,875

Electronic Equipment & Instruments		0.88%
IPG Photonics Corp.**	751	69,618

Internet Software & Services		6.13%
Bazaarvoice Inc.**	6,910	39,042
Pandora Media Inc.**	7,826	126,859
Shutterstock Inc.**	1,612	110,696
WebMD Health Corp.**	1,206	52,865
Yelp Inc.**	2,151	101,850
Zillow Inc. - Class A**	548	54,964
		486,276

IT Services		2.36%
Jack Henry & Associates Inc.	876	61,224
Virtusa Corp.**	3,054	126,374
		187,598

Semiconductors & Semiconductor Equipment		6.41%
Cavium Inc.**	1,856	131,442
Inphi Corp.**	6,483	115,592
Monolithic Power Systems Inc.	2,417	127,255
Nanometrics Inc.**	3,533	59,425
SunEdison Inc.**	3,139	75,336
		509,050

Software		9.62%
FireEye Inc.**	2,192	86,036
Globant S.A. (Luxembourg)**	4,094	86,220
Guidewire Software Inc.**	1,628	85,649
Proofpoint Inc.**	1,459	86,402
Tableau Software Inc. - Class A**	1,012	93,630
Take-Two Interactive Software Inc.**	3,075	78,274
Ultimate Software Group Inc.**	705	119,819
Varonis Systems Inc.**	1,550	39,773
Zendesk Inc.**	3,874	87,901
		763,704

Total Information Technology
(Cost $1,998,341)		2,211,121

Materials		1.78%
Chemicals		1.78%
PolyOne Corp.	3,773	140,921

Total Materials
(Cost $137,551)		140,921

Total Common Stocks
(Cost $6,887,483)		7,399,839

MONEY MARKET MUTUAL FUNDS		6.74%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	535,076	535,076

Total Money Market Mutual Funds
(Cost $535,076)		535,076

Total Investments
(Cost $7,422,559)	99.99%	7,934,915

Other Assets in Excess of Liabilities	0.01%	966

Net Assets	100.00%	$7,935,881

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP DIVIDEND FUND AS OF MARCH 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS		98.28%
Consumer Discretionary		13.24%
Hotels Restaurants & Leisure		6.65%
McDonald’s Corp.	16,760	$1,633,094
Sodexo (France)	16,492	1,609,982
		3,243,076

Leisure Equipment & Products		2.96%
Mattel Inc.	63,110	1,442,063

Multiline Retail		3.63%
Target Corp.	21,600	1,772,712

Total Consumer Discretionary
(Cost $6,719,754)		6,457,851

Consumer Staples		16.53%
Food & Staples Retailing		3.34%
Wal-Mart Stores Inc.	19,790	1,627,727

Food Products		6.86%
General Mills Inc.	30,880	1,747,808
Nestle SA ADR (Switzerland)	21,220	1,596,180
		3,343,988

Household Products		3.31%
Kimberly-Clark Corp.	15,100	1,617,361

Tobacco		3.02%
British American Tobacco PLC ADR (United Kingdom)	14,180	1,471,459

Total Consumer Staples
(Cost $7,065,027)		8,060,535

Energy		9.47%
Oil Gas & Consumable Fuels		9.47%
Occidental Petroleum Corp.	21,390	1,561,470
Royal Dutch Shell PLC ADR (Netherlands)	24,320	1,524,864
Total SA ADR (France)	30,870	1,533,004
		4,619,338

Total Energy
(Cost $4,342,233)		4,619,338

Financials		6.87%
Commercial Banks		3.34%
US Bancorp	37,240	1,626,271

Insurance		3.53%
Allianz SE (Germany)	9,900	1,722,889

Total Financials
(Cost $3,076,196)		3,349,160

Health Care		16.85%
Health Care Equipment & Supplies		3.37%
Baxter International Inc.	23,980	1,642,630

Pharmaceuticals		13.48%
AbbVie Inc.	27,490	1,609,265
Novartis AG ADR (Switzerland)	16,190	1,596,496
Pfizer Inc.	48,402	1,683,905
Roche Holding AG ADR (Switzerland)	48,960	1,683,245
		6,572,911

Total Health Care
(Cost $5,820,184)		8,215,541

Industrials		6.32%
Aerospace & Defense		6.32%
Cobham PLC (United Kingdom)	314,900	1,420,987
Raytheon Co.	15,190	1,659,508
		3,080,495

Total Industrials
(Cost $2,282,574)		3,080,495

Information Technology		16.34%
Communications Equipment		3.26%
QUALCOMM Inc.	22,900	1,587,886

IT Services		3.35%
Computershare Ltd. (Australia)	168,800	1,635,366

Semiconductors & Semiconductor Equipment		3.40%
Xilinx Inc.	39,200	1,658,160

Software		6.33%
Microsoft Corp.	37,920	1,541,638
The Sage Group PLC (United Kingdom)	223,000	1,543,835
		3,085,473

Total Information Technology
(Cost $7,643,448)		7,966,885

Materials		3.40%
Chemicals		3.40%
Koninklijke DSM N.V. (Netherlands)	29,700	1,659,659

Total Materials
(Cost $1,918,458)		1,659,659

Telecommunication Services		3.16%
Diversified Telecommunication Services		3.16%
BT Group PLC (United Kingdom)	237,100	1,540,508

Total Telecommunication Services
(Cost $1,669,251)		1,540,508

Utilities		6.10%
Electric Utilities		3.31%
Edison International	25,800	1,611,726

Multi-Utilities		2.79%
Canadian Utilities Ltd. - Class A (Canada)	43,360	1,361,515

Total Utilities
(Cost $3,049,967)		2,973,241

Total Common Stocks
(Cost $43,587,092)		47,923,213

MONEY MARKET MUTUAL FUNDS		1.32%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	643,168	643,168

Total Money Market Mutual Funds
(Cost $643,168)		643,168

Total Investments
(Cost $44,230,260)	99.60%	48,566,381

Other Assets in Excess of Liabilities	0.40%	193,687

Net Assets	100.00%	$48,760,068

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

Westcore Blue Chip Dividend Fund Country Breakdown as of March 31, 2015 (Unaudited)
Country	Market Value	%
United States	$26,666,392	54.69%
United Kingdom	5,976,789	12.27%
Switzerland	4,875,921	10.00%
Netherlands	3,184,523	6.53%
France	3,142,986	6.44%
Germany	1,722,889	3.53%
Australia	1,635,366	3.35%
Canada	1,361,515	2.79%
Total Investments	48,566,381	99.60%
Other Assets in Excess of Liabilities	193,687	0.40%
Net Assets	$48,760,068	100.00%

WESTCORE MID-CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS		98.97%
Basic Materials		8.52%
Chemicals		2.54%
Compass Minerals International Inc.	8,800	$820,248
Eastman Chemical Co.	9,300	644,118
		1,464,366

Forestry & Paper		5.98%
Avery Dennison Corp.	24,100	1,275,131
International Paper Co.	20,100	1,115,349
Rock-Tenn Co. - Class A	16,500	1,064,250
		3,454,730

Total Basic Materials
(Cost $3,680,896)		4,919,096

Capital Goods		6.75%
Aerospace/Defense Suppliers		1.32%
CAE Inc. (Canada)	65,300	761,398

Engineering & Construction		1.02%
EMCOR Group Inc.	12,700	590,169

Industrial Products		2.02%
Parker Hannifin Corp.	4,400	522,632
Regal-Beloit Corp.	8,000	639,360
		1,161,992

Transportation Equipment & Parts		2.39%
Oshkosh Corp.	28,300	1,380,757

Total Capital Goods
(Cost $3,976,261)		3,894,316

Commercial Services		2.04%
Business Products & Services		2.04%
Xerox Corp.	91,681	1,178,101

Total Commercial Services
(Cost $858,089)		1,178,101

Consumer Cyclical		9.66%
Consumer Durables		2.12%
Whirlpool Corp.	6,050	1,222,463

Department Stores		1.49%
Nordstrom Inc.	10,700	859,424

Motor Vehicle Parts		2.21%
Delphi Automotive PLC (United Kingdom)	16,000	1,275,840

Publishing & Media		3.84%
Cinemark Holdings Inc.	27,500	1,239,425
Scripps Networks Interactive Inc. - Class A	14,300	980,408
		2,219,833

Total Consumer Cyclical
(Cost $4,423,083)		5,577,560

Consumer Staples		4.76%
Beverages: Non-Alcoholic		1.01%
Dr Pepper Snapple Group Inc.	7,400	580,752

Food & Agricultural Products		3.75%
Ingredion Inc.	14,500	1,128,390
Tyson Foods Inc. - Class A	27,150	1,039,845
		2,168,235

Total Consumer Staples
(Cost $1,756,824)		2,748,987

Energy		2.93%
Exploration & Production		1.10%
Cimarex Energy Co.	5,500	632,995

Refining & Marketing		1.83%
HollyFrontier Corp.	12,200	491,294
Western Refining Inc.	11,500	567,985
		1,059,279

Total Energy
(Cost $1,120,043)		1,692,274

Interest Rate Sensitive		21.03%
Life & Health Insurance		3.84%
CNO Financial Group Inc.	50,400	867,888
UNUM Group	39,950	1,347,514
		2,215,402

Other Banks		3.60%
BOK Financial Corp.	12,200	746,884
FirstMerit Corp.	31,400	598,484
PacWest Bancorp	15,700	736,173
		2,081,541

Property Casualty Insurance		6.34%
Endurance Specialty Holdings Ltd. (Bermuda)	20,400	1,247,256
Validus Holdings Ltd. (Bermuda)	28,600	1,204,060
WR Berkley Corp.	23,900	1,207,189
		3,658,505

Regional Banks		4.92%
Fifth Third Bancorp	55,300	1,042,405
M&T Bank Corp.	6,700	850,900
Zions Bancorporation	35,200	950,400
		2,843,705

Securities & Asset Management		2.33%
The NASDAQ OMX Group Inc.	26,400	1,344,816

Total Interest Rate Sensitive
(Cost $10,702,729)		12,143,969

Medical/Healthcare		14.36%
Healthcare Services		11.72%
AmerisourceBergen Corp.	16,650	1,892,605
Cardinal Health Inc.	12,200	1,101,294
Omnicare Inc.	20,350	1,568,171
Patterson Cos Inc.	11,700	570,843
Universal Health Services Inc. - Class B	13,900	1,636,169
		6,769,082

Medical Products & Supplies		1.20%
West Pharmaceutical Services Inc.	11,500	692,415

Pharmaceuticals		1.44%
Grifols SA ADR (Spain)	25,300	830,093

Total Medical/Healthcare
(Cost $4,820,698)		8,291,590

Real Estate Investment Trusts (REITs)		9.65%
Diversified & Specialty Reits		2.05%
Weyerhaeuser Co.	35,700	1,183,455

Healthcare		1.54%
Senior Housing Properties Trust	40,200	892,038

Multi-Family		1.61%
American Campus Communities Inc.	21,700	930,279

Office		2.83%
Alexandria Real Estate Equities Inc.	7,600	745,104
Corporate Office Properties Trust	30,300	890,214
		1,635,318

Retail		1.62%
Taubman Centers Inc.	12,100	933,273

Total Real Estate Investment Trusts (REITs)
(Cost $4,954,175)		5,574,363

Technology		8.20%
Computer Software		1.33%
CA Inc.	23,600	769,596

Networking		3.34%
NetApp Inc.	28,500	1,010,610
Plantronics Inc.	17,300	916,035
		1,926,645

Semiconductors		3.53%
Avago Technologies Ltd. (Singapore)	8,950	1,136,471
Xilinx Inc.	21,300	900,990
		2,037,461

Total Technology
(Cost $3,488,482)		4,733,702

Transportation		1.82%
Trucking, Shipping, Air Freight		1.82%
Con-way Inc.	23,800	1,050,294

Total Transportation
(Cost $992,186)		1,050,294

Utilities		9.25%
Integrated Gas & Electric		4.09%
PG&E Corp.	21,100	1,119,777
Xcel Energy Inc.	35,700	1,242,717
		2,362,494

Regulated Electric		2.82%
Edison International	13,000	812,110
Westar Energy Inc.	21,050	815,898
		1,628,008

Water Utilities		2.34%
American Water Works Co. Inc.	24,950	1,352,539

Total Utilities
(Cost $4,148,898)		5,343,041

Total Common Stocks
(Cost $44,922,364)		57,147,293

MONEY MARKET MUTUAL FUNDS		1.00%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	578,903	578,903

Total Money Market Mutual Funds
(Cost $578,903)		578,903

Total Investments
(Cost $45,501,267)	99.97%	57,726,196

Other Assets in Excess of Liabilities	0.03%	19,332

Net Assets	100.00%	$57,745,528

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF MARCH 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS		96.87%
Basic Materials		3.34%
Chemicals		2.23%
Compass Minerals International Inc.	74,575	$6,951,136

Forestry & Paper		1.11%
KapStone Paper and Packaging Corp.	104,700	3,438,348

Total Basic Materials
(Cost $8,728,806)		10,389,484

Capital Goods		7.80%
Aerospace/Defense Suppliers		4.23%
Cubic Corp.	140,488	7,273,063
Curtiss-Wright Corp.	79,751	5,896,789
		13,169,852

Electrical Equipment		1.32%
Watts Water Technologies Inc. - Class A	74,990	4,126,700

Industrial Products		2.25%
Hyster-Yale Materials Handling Inc.	48,300	3,539,907
Regal-Beloit Corp.	43,300	3,460,536
		7,000,443

Total Capital Goods
(Cost $20,722,366)		24,296,995

Commercial Services		6.59%
Business Products & Services		5.34%
ABM Industries Inc.	103,500	3,297,510
G&K Services Inc. - Class A	77,360	5,610,921
MAXIMUS Inc.	115,450	7,707,442
		16,615,873

IT Services		1.25%
ManTech International Corp. - Class A	115,000	3,903,100

Total Commercial Services
(Cost $13,203,584)		20,518,973

Consumer Cyclical		14.54%
Clothing & Accessories		5.71%
Abercrombie & Fitch Co. - Class A	291,600	6,426,864
Brown Shoe Co. Inc.	171,360	5,620,608
The Buckle Inc.	112,300	5,737,407
		17,784,879

Consumer Durables		1.33%
Knoll Inc.	48,811	1,143,642
Steelcase Inc. - Class A	158,400	3,000,096
		4,143,738

General Merchandise		1.89%
Big Lots Inc.	122,600	5,888,478

Hard Goods Retail		1.33%
Rent-A-Center Inc.	151,300	4,151,672

Motor Vehicle Parts		1.15%
Standard Motor Products Inc.	84,490	3,570,547

Publishing & Media		1.73%
AMC Entertainment Holdings Inc. - Class A	151,300	5,369,637

Recreation & Leisure		1.40%
Thor Industries Inc.	69,010	4,362,122

Total Consumer Cyclical
(Cost $39,993,953)		45,271,073

Consumer Staples		7.89%
Food & Agricultural Products		3.52%
Dean Foods Co.	662,800	10,956,084

Grocery & Convenience		1.55%
Casey’s General Stores Inc.	53,580	4,827,558

Tobacco		2.82%
Schweitzer-Mauduit International Inc.	190,350	8,778,942

Total Consumer Staples
(Cost $19,030,957)		24,562,584

Energy		2.57%
Oil Services		1.58%
Bristow Group Inc.	90,480	4,926,636

Refining & Marketing		0.99%
Western Refining Inc.	62,260	3,075,021

Total Energy
(Cost $6,864,929)		8,001,657

Interest Rate Sensitive		24.53%
Other Banks		10.96%
Bank of the Ozarks Inc.	91,680	3,385,742
Community Bank System Inc.	67,150	2,376,439
First Midwest Bancorp Inc.	180,100	3,128,337
FirstMerit Corp.	254,600	4,852,676
Hancock Holding Co.	101,140	3,020,040
United Community Banks Inc.	220,900	4,170,592
Valley National Bancorp	655,700	6,189,808
Westamerica Bancorp	89,960	3,887,172
Wintrust Financial Corp.	65,702	3,132,671
		34,143,477

Property Casualty Insurance		4.74%
Argo Group International Holdings Ltd. (Bermuda)	98,490	4,939,274
Endurance Specialty Holdings Ltd. (Bermuda)	72,000	4,402,080
The Hanover Insurance Group Inc.	74,700	5,421,726
		14,763,080

Regional Banks		1.62%
First Horizon National Corp.	352,200	5,032,938

Securities & Asset Management		2.45%
Greenhill & Co. Inc.	192,800	7,644,520

Specialty Finance		1.39%
Cash America International Inc.	185,500	4,322,150

Thrifts		3.37%
IBERIABANK Corp.	88,030	5,548,531
Webster Financial Corp.	133,790	4,956,919
		10,505,450

Total Interest Rate Sensitive
(Cost $67,070,933)		76,411,615

Medical/Healthcare		4.86%
Medical Products & Supplies		2.16%
West Pharmaceutical Services Inc.	111,882	6,736,415

Medical Technology		1.25%
Bio-Techne Corp.	38,800	3,891,252

Pharmaceuticals		1.45%
Phibro Animal Health Corp. - Class A	127,774	4,524,478

Total Medical/Healthcare
(Cost $9,027,909)		15,152,145

Real Estate Investment Trusts (REITs)		9.90%
Diversified & Specialty Reits		3.43%
DuPont Fabros Technology Inc.	169,880	5,551,679
The Geo Group Inc.	117,099	5,121,910
		10,673,589

Office		4.71%
Corporate Office Properties Trust	160,700	4,721,366
Education Realty Trust Inc.	147,966	5,235,037
Mack-Cali Realty Corp.	245,100	4,725,528
		14,681,931

Retail		1.76%
CBL & Associates Properties Inc.	277,300	5,490,540

Total Real Estate Investment Trusts (REITs)
(Cost $27,519,174)		30,846,060

Technology		6.87%
Computer Software		3.90%
Mentor Graphics Corp.	158,600	3,811,158
NICE Systems Ltd. ADR (Israel)	136,508	8,317,432
		12,128,590

Networking		2.97%
j2 Global Inc.	69,949	4,594,250
Plantronics Inc.	88,153	4,667,702
		9,261,952

Total Technology
(Cost $14,300,852)		21,390,542

Transportation		2.01%
Trucking, Shipping, Air Freight		2.01%
Con-way Inc.	142,100	6,270,873

Total Transportation
(Cost $6,147,937)		6,270,873

Utilities		5.97%
Gas Utilities		2.81%
The Laclede Group Inc.	106,800	5,470,296
WGL Holdings Inc.	58,300	3,288,120
		8,758,416

Regulated Electric		3.16%
El Paso Electric Co.	99,940	3,861,682
Portland General Electric Co.	161,070	5,974,086
		9,835,768

Total Utilities
(Cost $15,106,598)		18,594,184

Total Common Stocks
(Cost $247,717,998)		301,706,185

MONEY MARKET MUTUAL FUNDS		3.23%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	10,067,211	10,067,211

Total Money Market Mutual Funds
(Cost $10,067,211)		10,067,211

Total Investments
(Cost $257,785,209)	100.10%	311,773,396

Liabilities in Excess of Other Assets	(0.10%)	(323,736)

Net Assets	100.00%	$311,449,660

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF MARCH 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS		97.51%
Basic Materials		4.38%
Chemicals		0.65%
KMG Chemicals Inc.	9,196	$245,809

Forestry & Paper		1.03%
Neenah Paper Inc.	3,797	237,464
Xerium Technologies Inc.**	9,680	157,010
		394,474

Non-Ferrous Metals		0.94%
Insteel Industries Inc.	9,706	209,941
Nevsun Resources Ltd. (Canada)	44,040	149,295
		359,236

Other Materials (Rubber & Plastic)		0.27%
US Concrete Inc.**	3,040	102,995

Precious Metals		0.77%
Fortuna Silver Mines Inc. (Canada)**	28,165	108,153
Richmont Mines Inc. (Canada)**	58,128	186,010
		294,163

Steel		0.72%
Handy & Harman Ltd.**	6,691	274,733

Total Basic Materials
(Cost $1,239,341)		1,671,410

Capital Goods		2.21%
Engineering & Construction		0.76%
Argan Inc.	7,960	287,913

Industrial Products		0.59%
Lydall Inc.**	7,129	226,132

Machinery		0.86%
Douglas Dynamics Inc.	14,353	327,823

Total Capital Goods
(Cost $572,153)		841,868

Commercial Services		6.49%
Business Products & Services		4.40%
Asta Funding Inc.**	25,474	212,453
CBIZ Inc.**	31,667	295,453
CDI Corp.	11,446	160,816
Electro Rent Corp.	14,016	158,942
Intersections Inc.	22,185	75,651
Omnicell Inc.**	4,190	147,069
PRGX Global Inc.**	26,626	107,037
RPX Corp.**	19,298	277,698
VSE Corp.	2,942	240,891
		1,676,010

Distributors & Wholesalers		0.55%
Central Garden & Pet Co. - Class A**	19,686	209,065

IT Services		1.54%
ManTech International Corp. - Class A	9,498	322,362
Net 1 UEPS Technologies Inc. (South Africa)**	19,425	265,734
		588,096

Total Commercial Services
(Cost $2,240,715)		2,473,171

Consumer Cyclical		11.53%
Apparel & Footwear Manufacturing		0.75%
Unifi Inc.**	7,938	286,482

Clothing & Accessories		0.53%
Perry Ellis International Inc.**	8,678	200,982

Consumer Durables		1.20%
Skullcandy Inc.**	20,140	227,582
ZAGG Inc.**	26,461	229,417
		456,999

Hard Goods Retail		0.51%
Haverty Furniture Co. Inc.	7,765	193,193

Motor Vehicle Parts		1.15%
Modine Manufacturing Co.**	14,834	199,814
Strattec Security Corp.	1,712	126,414
Tower International Inc.**	4,244	112,890
		439,118

Publishing & Media		1.47%
Dex Media Inc.**	37,220	155,952
Emmis Communications Corp. - Class A**	50,183	99,864
Entravision Communications Corp. - Class A	23,386	148,033
The McClatchy Co. - Class A**	83,934	154,439
		558,288

Recreation & Leisure		2.30%
Nautilus Inc.**	11,435	174,612
RCI Hopitality Holdings Inc.**	19,794	206,056
Reading International Inc. - Class A**	16,723	224,924
Smith & Wesson Holding Corp.**	11,216	142,780
Winnebago Industries Inc.	6,083	129,325
		877,697

Restaurants		1.85%
Denny’s Corp.**	19,994	227,932
Red Robin Gourmet Burgers Inc.**	2,534	220,458
Ruth’s Hospitality Group Inc.	16,175	256,859
		705,249

Specialty Retail		1.77%
1-800-Flowers.com Inc. - Class A**	26,990	319,292
CSS Industries Inc.	5,063	152,649
Overstock.com Inc.**	8,425	204,054
		675,995

Total Consumer Cyclical
(Cost $3,847,934)		4,394,003

Consumer Staples		2.29%
Food & Agricultural Products		1.29%
John B Sanfilippo & Son Inc.	7,242	312,130
Omega Protein Corp.**	13,079	179,051
		491,181

Grocery & Convenience		0.56%
Ingles Markets Inc. - Class A	4,314	213,457

Home Products		0.44%
Libbey Inc.	4,255	169,817

Total Consumer Staples
(Cost $524,275)		874,455

Energy		4.71%
Alternative Energy		0.36%
Clean Energy Fuels Corp.**	26,058	139,019

Coal		1.01%
Hallador Energy Co.	18,241	213,237
Westmoreland Coal Co.**	6,373	170,542
		383,779

Exploration & Production		1.84%
Goodrich Petroleum Corp.**	34,554	122,667
Panhandle Oil and Gas Inc. - Class A	5,662	112,051
PetroQuest Energy Inc.**	58,313	134,120
Stone Energy Corp.**	9,537	140,003
Swift Energy Co.**	88,639	191,460
		700,301

Oil Services		0.35%
PHI Inc.**	4,493	135,149

Refining & Marketing		1.15%
Renewable Energy Group Inc.**	11,429	105,376
REX American Resources Corp.**	5,478	333,117
		438,493

Total Energy
(Cost $1,632,566)		1,796,741

Interest Rate Sensitive		21.04%
Life & Health Insurance		0.64%
National Western Life Insurance Co. - Class A	957	243,365

Other Banks		9.45%
American National Bankshares Inc.	8,238	186,014
BankFinancial Corp.	26,415	347,093
Banner Corp.	6,060	278,154
Central Pacific Financial Corp.	10,160	233,375
Enterprise Financial Services Corp.	11,332	234,119
First Bancorp	14,641	257,096
First Busey Corp.	35,734	239,060
First Community Bancshares Inc.	9,145	160,312
First Financial Corp.	8,849	317,591
First Merchants Corp.	11,900	280,126
Flagstar Bancorp Inc.**	19,221	278,897
Macatawa Bank Corp.	45,405	242,940
MidSouth Bancorp Inc.	8,655	127,661
Peoples Bancorp Inc.	5,612	132,668
Southwest Bancorp Inc.	16,168	287,629
		3,602,735

Property Casualty Insurance		2.30%
EMC Insurance Group Inc.	3,873	130,907
Federated National Holding Co. - Class C	5,422	165,913
HCI Group Inc.	3,301	151,417
United Fire Group Inc.	3,756	119,328
Universal Insurance Holdings Inc.	12,179	311,661
		879,226

Regional Banks		0.51%
Sterling Bancorp	14,426	193,453

Securities & Asset Management		2.16%
Capital Southwest Corp.	5,842	271,186
MCG Capital Corp.	73,738	292,002
Oppenheimer Holdings Inc. - Class A	7,113	166,871
Pzena Investment Management Inc. - Class A	10,192	93,461
		823,520

Specialty Finance		0.74%
Federal Agricultural Mortgage Corp. - Class C	10,049	283,281

Thrifts		5.24%
Arbor Realty Trust Inc.	44,430	310,121
ESSA Bancorp Inc.	14,105	180,826
First Defiance Financial Corp.	8,651	283,926
Great Southern Bancorp Inc.	5,150	202,858
New York Mortgage Trust Inc.	30,261	234,825
United Community Financial Corp./OH	60,975	332,924
Waterstone Financial Inc.	24,749	317,777
Westfield Financial Inc.	17,305	133,768
		1,997,025

Total Interest Rate Sensitive
(Cost $7,018,488)		8,022,605

Medical/Healthcare		25.18%
Healthcare Services		5.47%
Aceto Corp.	10,235	225,170
Addus HomeCare Corp.**	6,478	149,124
Albany Molecular Research Inc.**	9,765	171,864
Capital Senior Living Corp.**	6,204	160,932
The Ensign Group Inc.	5,331	249,811
InfuSystems Holdings Inc.**	108,881	295,067
LHC Group Inc.**	9,768	322,637
RadNet Inc.**	25,027	210,227
Triple-S Management Corp. - Class B (Puerto Rico)**	6,788	134,945
Universal American Corp.**	15,408	164,557
		2,084,334

Medical Products & Supplies		3.88%
Anika Therapeutics Inc.**	5,749	236,686
Atrion Corp.	865	298,866
CryoLife Inc.	9,054	93,890
Icad Inc.**	13,089	125,393
Kewaunee Scientific Corp.	9,828	171,204
Novadaq Technologies Inc. (Canada)**	6,598	107,152
Synergetics USA Inc.**	30,225	162,913
Zeltiq Aesthetics Inc.**	9,162	282,464
		1,478,568

Medical Technology		3.60%
Affymetrix Inc.**	22,000	276,320
BioDelivery Sciences International Inc.**	4,967	52,154
Heska Corp.**	10,265	264,632
Merge Healthcare Inc.**	67,700	302,619
Natus Medical Inc.**	6,703	264,567
NeoGenomics Inc.**	45,578	212,849
		1,373,141

Pharmaceuticals		12.23%
Agenus Inc.**	25,448	130,548
Anacor Pharmaceuticals Inc.**	5,597	323,786
BioCryst Pharmaceuticals Inc.**	9,659	87,221
BioSpecifics Technologies Corp.**	8,259	323,340
Cambrex Corp.**	9,596	380,290
Coronado Biosciences Inc.**	62,879	242,084
CTI BioPharma Corp.**	62,988	114,008
Emergent Biosolutions Inc.**	10,259	295,049
Exelixis Inc.**	34,972	89,878
Geron Corp.**	45,065	169,895
IGI Laboratories Inc.**	23,055	188,129
Infinity Pharmaceuticals Inc.**	21,031	294,013
Inovio Pharmaceuticals Inc.**	14,826	120,980
MEI Pharma Inc.**	15,739	28,173
Orexigen Therapeutics Inc.**	18,166	142,240
Pernix Therapeutics Holdings Inc.**	26,620	284,568
Pozen Inc.**	25,352	195,717
Repligen Corp.**	12,350	374,946
SciClone Pharmaceuticals Inc.**	40,055	354,887
Spectrum Pharmaceuticals Inc.**	48,973	297,266
TG Therapeutics Inc.**	7,414	114,769
ZIOPHARM Oncology Inc.**	10,370	111,685
		4,663,472

Total Medical/Healthcare
(Cost $7,638,841)		9,599,515

Real Estate Investment Trusts (REITs)		3.15%
Diversified & Specialty Reits		1.79%
Cedar Realty Trust Inc.	37,660	282,073
Getty Realty Corp.	17,713	322,377
Winthrop Realty Trust	4,800	78,336
		682,786

Office		0.49%
First Potomac Realty Trust	15,716	186,863

Retail		0.87%
Agree Realty Corp.	10,000	329,700

Total Real Estate Investment Trusts (REITs)
(Cost $1,162,170)		1,199,349

Technology		14.79%
Cable/Satellite/Telecomm Services		3.47%
Consolidated Communications Holdings Inc.	10,666	217,587
FairPoint Communications Inc.**	16,434	289,238
General Communication Inc. - Class A**	13,014	205,101
IDT Corp. - Class B	9,009	159,910
Inteliquent	16,995	267,501
Spok Holdings Inc.	9,661	185,201
		1,324,538

Computer Software		5.92%
Dice Holdings Inc.**	30,752	274,308
DTS Inc.**	4,785	163,025
EnerNOC Inc.**	11,063	126,118
Evolving Systems Inc.	17,483	152,277
IntraLinks Holdings Inc.**	21,678	224,151
Lionbridge Technologies Inc.**	25,027	143,154
Mind CTI Ltd. (Israel)	56,689	180,838
REIS Inc.	10,058	257,887
TechTarget Inc.**	24,583	283,442
TeleCommunication Systems Inc. - Class A**	59,932	229,540
VASCO Data Security International Inc.**	10,250	220,785
		2,255,525

Electronic Equipment		2.60%
Bel Fuse Inc. - Class B	8,048	153,153
CalAmp Corp.**	6,496	105,170
Checkpoint Systems Inc.	13,779	149,089
LRAD Corp.**	104,685	246,010
Methode Electronics Inc.	7,195	338,453
		991,875

Networking		1.45%
Emulex Corp.**	17,637	140,567
Ituran Location and Control Ltd. (Israel)	11,850	259,633
ShoreTel Inc.**	22,201	151,411
		551,611

Semiconductor Cap Equipment		0.85%
Cascade Microtech Inc.**	16,455	223,459
Ultra Clean Holdings Inc.**	14,225	101,709
		325,168

Semiconductors		0.50%
Pericom Semiconductor Corp.	12,390	191,673

Total Technology
(Cost $4,809,829)		5,640,390

Transportation		1.21%
Airlines		0.44%
Hawaiian Holdings Inc.**	7,603	167,456

Trucking, Shipping, Air Freight		0.77%
Global Ship Lease Inc. - Class A (United Kingdom)**	28,405	153,955
PAM Transportation Services Inc.**	2,469	141,400
		295,355

Total Transportation
(Cost $323,101)		462,811

Utilities		0.53%
Gas Utilities		0.53%
Chesapeake Utilities Corp.	3,998	202,339

Total Utilities
(Cost $143,162)		202,339

Total Common Stocks
(Cost $31,152,575)		37,178,657

MONEY MARKET MUTUAL FUNDS		0.50%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	189,993	189,993

Total Money Market Mutual Funds
(Cost $189,993)		189,993

Total Investments
(Cost $31,342,568)	98.01%	37,368,650

Other Assets in Excess of Liabilities	1.99%	757,914

Net Assets	100.00%	$38,126,564

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF MARCH 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS		96.99%
Consumer Discretionary		35.08%
Diversified Consumer Services		3.38%
Slater & Gordon Ltd. (Australia)	1,652,722	$9,503,908

Hotels Restaurants & Leisure		7.77%
ARCLAND SERVICE Co. Ltd. (Japan)	35,255	1,468,285
Domino’s Pizza Group Ltd. (United Kingdom)	271,073	3,118,360
MTY Food Group Inc. (Canada)	227,862	6,228,402
REXLot Holdings Ltd. (Hong Kong)	146,947,267	10,993,585
		21,808,632

Household Durables		2.43%
Haier Electronics Group Co. Ltd. (Hong Kong)	2,600,716	6,809,869

Internet & Catalog Retail		3.46%
Webjet Ltd. (Australia)	3,230,823	9,719,988

Media		10.56%
CTS Eventim AG (Germany)	96,645	3,044,785
ITE Group PLC (United Kingdom)	2,423,664	6,489,450
Pico Far East Holdings Ltd. (Hong Kong)	30,548,471	7,053,299
REA Group Ltd. (Australia)	99,300	3,651,505
Rightmove PLC (United Kingdom)	211,458	9,400,894
		29,639,933

Multiline Retail		2.47%
Woolworths Holdings Ltd. (South Africa)	978,162	6,947,700

Specialty Retail		0.32%
Bonjour Holdings Ltd. (Hong Kong)	10,724,855	885,363

Textiles Apparel & Luxury Goods		4.69%
Burberry Group PLC (United Kingdom)	267,852	6,885,758
Xtep International Holdings Ltd. (Hong Kong)	20,241,632	6,292,343
		13,178,101

Total Consumer Discretionary
(Cost $90,610,852)		98,493,494

Consumer Staples		3.35%
Food & Staples Retailing		3.35%
Tsuruha Holdings Inc. (Japan)	122,691	9,411,408

Total Consumer Staples
(Cost $4,753,715)		9,411,408

Energy		1.31%
Energy Equipment & Services		1.31%
TGS Nopec Geophysical Co. ASA (Norway)	165,790	3,679,786

Total Energy
(Cost $3,964,438)		3,679,786

Financials		14.40%
Capital Markets		5.89%
Azimut Holding S.p.A. (Italy)	355,906	10,168,021
CETIP SA - Mercados Organizados (Brazil)	636,969	6,356,618
		16,524,639

Diversified Financial Services		2.05%
OzForex Group Ltd. (Australia)	3,140,400	5,764,444

Insurance		3.87%
Admiral Group PLC (United Kingdom)	478,233	10,853,986

Real Estate Management & Development		0.91%
Japan Property Management Center Co. Ltd. (Japan)**	179,603	2,551,745

Thrifts & Mortgage Finance		1.68%
Home Capital Group Inc. (Canada)	140,452	4,719,622

Total Financials
(Cost $30,858,571)		40,414,436

Health Care		3.92%
Pharmaceuticals		3.92%
China Medical System Holdings Ltd. (China)	4,507,294	6,930,139
Sino Biopharmaceutical Ltd. (Hong Kong)	4,020,985	4,071,477
		11,001,616

Total Health Care
(Cost $5,216,088)		11,001,616

Industrials		21.85%
Building Materials		1.80%
Caesarstone Sdot-Yam Ltd. (Israel)	83,000	5,038,930

Commercial Services & Supplies		11.04%
Credit Corp. Group Ltd. (Australia)	2,022,892	17,810,905
Mears Group PLC (United Kingdom)	1,374,835	8,647,184
Prestige International Inc. (Japan)	619,707	4,541,814
		30,999,903

Construction & Engineering		4.91%
Cardno Ltd. (Australia)	2,424,647	6,057,282
Decmil Group Ltd. (Australia)	8,001,423	7,739,741
		13,797,023

Machinery		1.29%
Rotork PLC (United Kingdom)	98,689	3,627,674

Trading Companies & Distributors		2.81%
Diploma PLC (United Kingdom)	662,694	7,879,068

Total Industrials
(Cost $56,677,745)		61,342,598

Information Technology		17.08%
Electronic Equipment & Instruments		3.09%
PAX Global Technology Ltd. (Hong Kong)**	8,299,529	8,682,087

Internet Software & Services		2.49%
Kakaku.com Inc. (Japan)	229,553	3,824,129
SMS Co. Ltd. (Japan)	234,953	3,157,912
		6,982,041

IT Services		5.60%
CANCOM SE (Germany)	316,311	12,766,160
KGInicis Co. Ltd. (South Korea)	145,274	2,972,392
		15,738,552

Software		5.90%
Magic Software Enterprises Ltd. (Israel)	1,699,641	11,013,673
Totvs S.A. (Brazil)	483,147	5,548,194
		16,561,867

Total Information Technology
(Cost $44,711,407)		47,964,547

Total Common Stocks
(Cost $236,792,816)		272,307,885

MONEY MARKET MUTUAL FUNDS		4.18%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	11,737,358	11,737,358

Total Money Market Mutual Funds
(Cost $11,737,358)		11,737,358

Total Investments
(Cost $248,530,174)	101.17%	284,045,243

Liabilities in Excess of Other Assets	(1.17%)	(3,284,350)

Net Assets	100.00%	$280,760,893

Westcore International Small-Cap Fund
Country Breakdown as of March 31, 2015 (Unaudited)
Country	Market Value	%
Australia	$60,247,773	21.44%
United Kingdom	56,902,374	20.27%
Hong Kong	44,788,023	15.96%
Japan	24,955,293	8.89%
Israel	16,052,603	5.72%
Germany	15,810,945	5.63%
Brazil	11,904,812	4.25%
United States	11,737,358	4.18%
Canada	10,948,024	3.90%
Italy	10,168,021	3.62%
South Africa	6,947,700	2.47%
China	6,930,139	2.47%
Norway	3,679,786	1.31%
South Korea	2,972,392	1.06%
Total Investments	284,045,243	101.17%
Liabilities in Excess of Other Assets	(3,284,350)	(1.17%)
Net Assets	$280,760,893	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AUD	58,899,761	Sale	06/25/2015	$44,651,438	$44,645,381	$6,057
CHF	12,800,909	Purchase	06/25/2015	12,958,353	13,219,619	261,266
DKK	37,767,697	Purchase	06/25/2015	5,405,347	5,451,453	46,106
EUR	38,494,890	Purchase	06/25/2015	40,969,342	41,441,930	472,588
GBP	4,487,637	Purchase	06/25/2015	6,601,167	6,653,067	51,900
ILS	11,677,631	Purchase	06/25/2015	2,896,819	2,935,334	38,515
JPY	7,458,938,730	Purchase	06/25/2015	61,717,979	62,269,400	551,421
NOK	6,626,781	Purchase	06/25/2015	817,596	820,730	3,134
NZD	4,180,419	Purchase	06/25/2015	3,054,414	3,099,362	44,948
SEK	104,652,457	Purchase	06/25/2015	12,071,017	12,168,823	97,806
SGD	9,000,755	Purchase	06/25/2015	6,454,018	6,544,495	90,477
						$1,664,218

BRL	35,487,193	Sale	06/25/2015	$10,486,760	$10,832,881	$(346,121)
CAD	18,261,247	Sale	06/25/2015	14,318,784	14,401,478	(82,694)
HKD	392,630,196	Sale	06/25/2015	50,611,056	50,637,372	(26,316)
KRW	3,729,763,800	Sale	06/25/2015	3,308,669	3,352,717	(44,048)
ZAR	90,304,396	Sale	06/25/2015	7,221,076	7,338,488	(117,412)
						$(616,591)

WESTCORE FLEXIBLE INCOME FUND AS OF MARCH 31, 2015 (Unaudited)

	Shares	Market Value
PREFERRED STOCKS		2.73%
Financials		2.73%
Financial Services		2.00%
ING Group NV (Netherlands),
6.125%	29,000	$736,600
Royal Bank of Scotland Group PLC (Great Britain),
6.400%	24,000	599,760
		1,336,360

Real Estate Investment Trusts (REITs)		0.73%
Hotels (REITs)		0.73%
Hersha Hospitality Trust,
Series B, 8.000%	18,600	484,530

Total Financials
(Cost $1,796,460)		1,820,890

Total Preferred Stocks
(Cost $1,796,460)		1,820,890

EXCHANGE TRADED FUNDS		3.07%
iShares iBoxx $ High Yield Corporate Bond ETF	14,000	1,268,540
SPDR Barclays High Yield Bond ETF	20,000	784,400
		2,052,940

Total Exchange Traded Funds
(Cost $2,056,168)		2,052,940

	Principal Amount	Market Value
CORPORATE BONDS		88.69%
Basic Materials		2.11%
Chemicals		2.11%
Compass Minerals International Inc. - 144A,
4.875%, 7/15/2024(1)	1,400,000	1,410,500

Total Basic Materials
(Cost $1,386,747)		1,410,500

Financials		9.56%
Financial Services		1.91%
Emigrant Capital Trust II - 144A,
2.621%, 4/14/2034(1)(2)	500,000	320,000
Provident Funding Associates LP / PFG Finance Corp. - 144A,
6.750%, 6/15/2021(1)	1,000,000	957,500
		1,277,500

Insurance		1.83%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,000,000	1,219,866

Real Estate Investment Trusts (REITs)		2.40%
Omega Healthcare Investors Inc.,
5.875%, 3/15/2024	1,500,000	1,605,000

Timber (REITs)		2.57%
Potlatch Corp.,
7.500%, 11/1/2019	1,500,000	1,717,500

Savings & Loans		0.85%
Washington Mutual Bank,
5.550%, 6/16/2010**(3)	2,000,000	567,500

Total Financials
(Cost $7,208,448)		6,387,366

Industrials		74.84%
Advertising & Marketing		1.96%
Outfront Media Capital LLC / Outfront Media Capital Corp. - 144A,
5.250%, 2/15/2022(1)	1,250,000	1,312,500

Aerospace & Defense		2.02%
Huntington Ingalls Industries Inc.,
7.125%, 3/15/2021	1,250,000	1,350,000

Airlines		1.53%
American Airlines 2013-2 Class A Pass Through Trust,
4.950%, 1/15/2023	915,839	1,002,844
Continental Airlines Inc.,
Pass-Through Certificates, Series 1999-1B, Class B, 6.795%, 8/2/2018	19,772	20,860
		1,023,704

Autos		4.58%
General Motors Co. - 144A,
4.875%, 10/2/2023(1)	575,000	625,436
General Motors Financial Co. Inc,
4.250%, 5/15/2023	425,000	441,345
Goodyear Tire & Rubber Co.,
8.750%, 8/15/2020	1,644,000	1,989,240
		3,056,021

Building Materials		1.53%
Vulcan Materials Co.,
4.500%, 4/1/2025	1,000,000	1,020,000

Cable & Media		4.97%
AMC Networks Inc.,
4.750%, 12/15/2022	800,000	800,496
DISH DBS Corp.,
5.875%, 7/15/2022	1,250,000	1,273,437
Virgin Media/Secured Finance PLC (United Kingdom),
5.250%, 1/15/2021	1,160,000	1,244,100
		3,318,033

Commercial Services		1.82%
Iron Mountain Inc.:
8.375%, 8/15/2021	248,000	258,850
6.000%, 8/15/2023	900,000	954,000
		1,212,850

Consumer Products		6.58%
Activision Blizzard Inc. - 144A,
6.125%, 9/15/2023(1)	625,000	682,812
Constellation Brands Inc.,
6.000%, 5/1/2022	925,000	1,059,125
Jarden Corp.,
6.125%, 11/15/2022	1,250,000	1,307,813
The WhiteWave Foods Co.,
5.375%, 10/1/2022	1,250,000	1,346,875
		4,396,625

Energy-Non Utility		19.97%
Boardwalk Pipelines LP,
3.375%, 2/1/2023	750,000	694,666
Concho Resources, Inc.,
5.500%, 4/1/2023	1,575,000	1,594,688
Denbury Resources Inc.,
6.375%, 8/15/2021	1,500,000	1,421,250
Enterprise Products Operating LLC,
Series B, 7.034%, 1/15/2068(2)	750,000	811,356
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.:
6.750%, 11/1/2020	1,425,000	1,503,375
4.500%, 7/15/2023	325,000	323,375
Range Resources Corp.:
5.750%, 6/1/2021	1,000,000	1,049,690
5.000%, 8/15/2022	1,000,000	1,000,000
Sabine Pass LNG LP,
7.500%, 11/30/2016	1,750,000	1,868,125
Tesoro Corp.,
5.375%, 10/1/2022	1,500,000	1,575,000
Whiting Petroleum Corp.,
5.750%, 3/15/2021	1,500,000	1,496,250
		13,337,775

Healthcare		1.97%
DaVita Inc.,
6.625%, 11/1/2020	1,250,000	1,313,281

Leasing		0.98%
Aviation Capital Group Corp. - 144A,
6.750%, 4/6/2021(1)	575,000	655,153

Leisure		4.08%
Royal Caribbean Cruises Ltd. (Liberia):
5.250%, 11/15/2022	875,000	928,594
7.500%, 10/15/2027	800,000	948,000
Vail Resorts Inc.,
6.500%, 5/1/2019	816,000	846,090
		2,722,684

Metals & Mining		2.63%
FMG Resources August 2006 Pty Ltd. - 144A (Australia),
8.250%, 11/1/2019(1)	1,500,000	1,273,125
Newmont Mining Corp.,
3.500%, 3/15/2022	500,000	486,026
		1,759,151

Other Industrials		4.06%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	1,500,000	1,586,250
Masco Corp.,
5.950%, 3/15/2022	1,000,000	1,127,500
		2,713,750

Packaging & Containers		2.50%
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	1,575,000	1,667,531

Retail		2.84%
Limited Brands Inc.,
7.000%, 5/1/2020	1,250,000	1,446,875
Tesco PLC - 144A (Great Britain),
6.150%, 11/15/2037(1)	425,000	452,041
Winn-Dixie Stores Inc.,
Series Escrow Units, 4/1/2008**(3)(4)(5)	2,150,000	0
		1,898,916

Technology		1.55%
Amkor Technology Inc.:
7.375%, 5/1/2018	500,000	511,250
6.625%, 6/1/2021	500,000	522,500
		1,033,750

Telecomm & Related		5.68%
Frontier Communications Corp.,
8.500%, 4/15/2020	1,750,000	1,973,125
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(1)(4)	1,626,355	1,823,388
		3,796,513

Textiles, Apparel & Luxury Goods		2.00%
Hanesbrands Inc.,
6.375%, 12/15/2020	1,250,000	1,332,813

Transportation		1.59%
Gulfmark Offshore Inc.,
6.375%, 3/15/2022	1,340,000	1,061,950

Total Industrials
(Cost $48,565,794)		49,983,000

Utilities		2.18%
Utilities		2.18%
Calpine Corp Escrow,
8.750%, 7/15/2013**(3)(4)(5)	200,000	0
NRG Energy Inc.,
7.875%, 5/15/2021	1,350,000	1,458,000
		1,458,000

Total Utilities
(Cost $1,481,065)		1,458,000

Total Corporate Bonds
(Cost $58,642,054)		59,238,866

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		6.00%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	4,007,740	4,007,740

Total Money Market Mutual Funds
(Cost $4,007,740)		4,007,740

Total Investments
(Cost $66,502,422)	100.49%	67,120,436

Liabilities in Excess of Other Assets	(0.49%)	(329,468)

Net Assets	100.00%	$66,790,968

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

(1)	This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentag of Net Assets
Activision Blizzard Inc. - 144A	6.13%	9/15/2023	12/1/2014	679,548	682,812	1.02%	^
Aviation Capital Group Corp. - 144A	6.75%	4/6/2021	12/7/2011	555,150	655,153	0.98%	^
Compass Minerals International Inc. - 144A	4.88%	7/15/2014	10/23/2014 - 3/18/2015	1,386,747	1,410,500	2.11%	^
Emigrant Capital Trust II - 144A	2.62%	4/14/2034	8/11/2004	498,187	320,000	0.48%
FMG Resources August 2006 Pty Ltd. - 144A	8.25%	11/1/2019	10/18/2013 - 5/30/2014	1,619,850	1,273,125	1.91%	^
General Motors Co. - 144A	4.88%	10/2/2023	6/12/2014	604,031	625,436	0.94%	^
Outfront Media Capital LLC / Outfront Media Capital Corp. - 144A	5.25%	2/15/2022	1/7/2015	1,262,175	1,312,500	1.97%	^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.75%	6/15/2021	11/5/2014 - 1/27/2015	986,573	957,500	1.43%	^
Tesco PLC - 144A	6.15%	11/15/2037	10/7/2014 - 10/16/2014	452,339	452,041	0.68%	^
Tuckahoe Credit Lease Trust - 144A	9.31%	10/20/2025	12/11/2009 - 6/26/2014	1,463,222	1,823,388	2.73%
				9,507,822	9,512,455	14.25%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 11.04% of the Fund’s net assets as of March 31, 2015.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(4)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2015 these securities represented 2.73% of the Fund's net assets.
(5)	Security in default on interest payments. The issuer defaulted on the maturity payment, pending the outcome of bankruptcy filing. Security deemed to be liquid under procedures approved by the Fund's Board of Trustees.

WESTCORE PLUS BOND FUND AS OF MARCH 31, 2015 (Unaudited)

	Shares	Market Value
PREFERRED STOCK		0.87%
Financials		0.82%
Financial Services		0.82%
First Tennessee Bank - 144A,
3.750%(1)(2)	1,500	$1,089,141
ING Group NV (Netherlands),
6.125%	161,818	4,110,177
Royal Bank of Scotland Group PLC (United Kingdom):
6.400%	100,000	2,499,000
6.350%	100,000	2,500,000
6.600%	100,000	2,502,000
		12,700,318

Total Financials
(Cost $13,046,268)		12,700,318

Utilities		0.05%
Utilities		0.05%
Southern California Edison,
5.349%(1)	7,638	767,381

Total Utilities
(Cost $763,800)		767,381

Total Preferred Stock
(Cost $13,810,068)		13,467,699

	Principal Amount	Market Value
CORPORATE BONDS		44.44%
Financials		16.80%
Financial Services		10.60%
American Express Credit Corp.,
2.800%, 9/19/2016	13,800,000	14,191,340
Bank of America Corp.,
5.000%, 5/13/2021	5,950,000	6,725,178
BB&T Corp.,
6.850%, 4/30/2019	4,150,000	4,935,358
Citigroup Inc.,
5.375%, 8/9/2020	5,475,000	6,262,705
City National Corp.,
5.250%, 9/15/2020	16,475,000	18,945,739
Emigrant Capital Trust II - 144A,
2.621%, 4/14/2034(1)(2)	850,000	544,000
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	25,345
First Tennessee Bank NA,
2.950%, 12/1/2019	10,975,000	11,138,538
FMR Corp. - 144A,
7.490%, 6/15/2019(2)	5,000,000	6,043,735
General Electric Capital Corp.,
2.300%, 4/27/2017	13,950,000	14,317,945
JPMorgan Chase & Co.,
4.400%, 7/22/2020	7,150,000	7,857,993
Massachusetts Mutual Life Insurance Co.,
8.875%, 6/1/2039(2)	4,700,000	7,736,271
PNC Funding Corp.:
4.250%, 9/15/2015	6,845,000	6,959,462
4.375%, 8/11/2020	7,525,000	8,386,462
Provident Funding Associates LP / PFG Finance Corp. - 144A,
6.750%, 6/15/2021(2)	7,325,000	7,013,688
The Toronto-Dominion Bank (Canada),
2.250%, 11/5/2019	5,000,000	5,085,925
UBS AG/Stamford CT,
2.375%, 8/14/2019	12,075,000	12,178,821
Union Bank of California,
5.950%, 5/11/2016	3,100,000	3,266,659
Validus Holdings Ltd. (Bermuda),
8.875%, 1/26/2040	5,175,000	7,362,426
Wachovia Corp.,
5.625%, 10/15/2016	14,250,000	15,239,634
		164,217,224

Insurance		1.08%
Berkshire Hathaway Finance Corp.,
1.600%, 5/15/2017	5,325,000	5,406,920
PartnerRe Finance B LLC,
5.500%, 6/1/2020	9,700,000	11,066,565
Prudential Financial,
Series MTNB, 4.346%, 5/12/2015(1)	40,938	40,989
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	200,000	243,973
		16,758,447

Savings & Loans		0.09%
Washington Mutual Bank,
2.969%, 6/16/2010**(3)	5,000,000	1,418,750

Real Estate Investment Trusts (REITs)		5.03%
Cell Tower (REITs)		0.27%
American Tower Corp.,
5.900%, 11/1/2021	3,575,000	4,126,301

Diversified (REITs)		1.10%
Washington REIT:
4.950%, 10/1/2020	13,825,000	15,035,779
3.950%, 10/15/2022	2,025,000	2,050,088
		17,085,867

Healthcare (REITs)		1.47%
Omega Healthcare Investors Inc.,
5.875%, 3/15/2024	10,450,000	11,181,500
Ventas Realty LP / Ventas Capital Corp.,
4.750%, 6/1/2021	10,500,000	11,606,774
		22,788,274

Regional Malls (REITs)		0.84%
Simon Property Group LP:
7.375%, 6/15/2018	2,868,000	3,361,683
4.375%, 3/1/2021	8,775,000	9,725,210
		13,086,893

Shopping Centers (REITs)		0.04%
Weingarten Realty Investors,
6.640%, 7/15/2026	545,000	654,845

Timber (REITs)		1.31%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,470,363
Potlatch Corp.,
7.500%, 11/1/2019	15,521,000	17,771,545
		20,241,908

Total Financials
(Cost $252,676,004)		260,378,509

Industrials		23.21%
Aerospace & Defense		0.64%
Exelis Inc.,
5.550%, 10/1/2021	8,912,000	9,856,743

Airlines		0.67%
American Airlines 2013-2 Class A Pass Through Trust,
4.950%, 1/15/2023	9,501,834	10,404,508

Autos		1.29%
BMW US Capital Inc. - 144A,
5.730%, 5/1/2015(2)(4)	12,000,000	12,043,800
General Motors Co. - 144A,
4.875%, 10/2/2023(2)	4,200,000	4,568,399
General Motors Financial Co. Inc,
4.250%, 5/15/2023	3,200,000	3,323,072
		19,935,271

Cable & Media		0.57%
AMC Networks Inc.,
4.750%, 12/15/2022	5,462,000	5,465,387
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,333,389
		8,798,776

Chemicals		0.77%
The Dow Chemical Co.,
8.550%, 5/15/2019	9,475,000	11,873,492

Commercial Services		0.40%
Iron Mountain Inc.,
6.000%, 8/15/2023	5,825,000	6,174,500

Consumer Products		0.98%
Constellation Brands Inc.,
6.000%, 5/1/2022	6,275,000	7,184,875
The WhiteWave Foods Co.,
5.375%, 10/1/2022	7,375,000	7,946,563
		15,131,438

Energy-Non Utility		6.86%
Anadarko Finance Co.,
Series B, 7.500%, 5/1/2031	11,100,000	14,761,568
Apache Corp.,
3.250%, 4/15/2022	6,075,000	6,182,843
Boardwalk Pipelines LP,
3.375%, 2/1/2023	7,925,000	7,340,309
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,243,723
Concho Resources Inc.,
5.500%, 4/1/2023	7,050,000	7,138,125
Devon Energy Corp.,
3.250%, 5/15/2022	9,750,000	9,864,338
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.:
6.750%, 11/1/2020	6,820,000	7,195,100
4.500%, 7/15/2023	2,484,000	2,471,580
Range Resources Corp.,
5.750%, 6/1/2021	13,575,000	14,249,542
Sabine Pass LNG LP,
7.500%, 11/30/2016	6,625,000	7,072,188
Southwestern Energy Co.,
7.500%, 2/1/2018	5,520,000	6,238,516
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	91,362
7.000%, 10/15/2028	9,775,000	12,057,238
8.375%, 6/15/2032	2,600,000	3,371,563
Whiting Petroleum Corp.,
5.750%, 3/15/2021	7,000,000	6,982,500
		106,260,495

Food & Beverages		3.05%
Anheuser-Busch InBev Worldwide Inc.,
7.750%, 1/15/2019	11,550,000	13,982,337
The Coca-Cola Co.,
1.500%, 11/15/2015	6,000,000	6,041,952
PepsiCo Inc.,
2.500%, 5/10/2016	15,000,000	15,310,065
Sysco Corp.,
3.000%, 10/2/2021	10,475,000	10,825,148
WM Wrigley Jr. Co.,
4.650%, 7/15/2015	1,125,000	1,137,714
		47,297,216

Leisure		0.58%
Royal Caribbean Cruises Ltd.:
5.250%, 11/15/2022	4,200,000	4,457,250
7.500%, 10/15/2027	3,850,000	4,562,250
		9,019,500

Metals & Mining		0.65%
BHP Billiton Finance USA Ltd. (Australia),
6.500%, 4/1/2019	5,025,000	5,921,405
Newmont Mining Corp.,
3.500%, 3/15/2022	4,325,000	4,204,120
		10,125,525

Other Industrials		0.26%
Masco Corp.,
4.450%, 4/1/2025	3,875,000	4,010,625

Paper & Forestry		0.69%
West Fraser Timber Co. Ltd. - 144A (Canada),
4.350%, 10/15/2024(2)	10,675,000	10,712,747

Retail		2.65%
Costco Wholesale Corp.,
1.700%, 12/15/2019	13,975,000	13,980,059
Tesco PLC - 144A (United Kingdom),
6.150%, 11/15/2037(2)	11,425,000	12,151,938
Wal-Mart Stores Inc.,
7.550%, 2/15/2030	9,900,000	14,969,137
		41,101,134

Telecomm & Related		2.43%
America Movil SAB de CV (Mexico),
5.000%, 10/16/2019	6,975,000	7,875,403
AT&T Inc.:
2.375%, 11/27/2018	7,300,000	7,408,303
Series WI, 5.350%, 9/1/2040	3,450,000	3,778,944
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(2)(4)	4,156,241	4,659,769
Verizon Communications Inc.:
3.000%, 11/1/2021	1,925,000	1,966,903
5.150%, 9/15/2023	10,475,000	12,017,779
		37,707,101

Transportation		0.72%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	3,325,000	3,730,224
6.150%, 5/1/2037	4,325,000	5,816,364
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,678,410
		11,224,998

Total Industrials
(Cost $344,832,268)		359,634,069

Utilities		4.43%
Utilities		4.43%
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	7,375,000	7,859,088
Consumers Energy Co.,
Series B, 6.875%, 3/1/2018	1,564,000	1,789,806
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	5,099,009
3.900%, 6/15/2021	4,275,000	4,722,032
FPL Group Capital Inc.,
2.600%, 9/1/2015	3,200,000	3,222,416
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	3,287,000	3,445,621
Series R, 6.750%, 7/1/2037	2,850,000	4,097,399
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	13,178,000	16,906,636
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,273,110
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	4,526,523
Tenaska Alabama II Partners LP - 144A,
6.125%, 3/30/2023(2)	179,096	194,512
Tenaska Virginia Partners LP - 144A,
6.119%, 3/30/2024(2)	164,807	184,364
Westar Energy Inc.,
8.625%, 12/1/2018	9,950,000	12,375,979
WPD Holdings Inc - 144A (United Kingdom),
7.250%, 12/15/2017(2)	875,000	967,950
		68,664,445

Total Utilities
(Cost $60,606,983)		68,664,445

Total Corporate Bonds
(Cost $658,115,255)		688,677,023

	Principal Amount	Market Value
MUNICIPAL BONDS		5.77%
California		2.29%
City of San Francisco CA Public Utilities Commission Water Revenue,
6.000%, 11/1/2040	11,750,000	15,306,490
San Diego County Regional Airport Authority,
6.628%, 7/1/2040	8,430,000	9,724,848
University of California,
6.270%, 5/15/2031	9,150,000	10,408,766
		35,440,104

District Of Columbia		0.80%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
7.462%, 10/1/2046	8,600,000	12,402,662

Texas		0.22%
The University of Texas System,
6.276%, 8/15/2041	3,026,000	3,456,933

Washington		2.46%
Port of Seattle WA,
7.000%, 5/1/2036	10,520,000	12,190,050
Washington State Build America Bonds:
Series FUEL SALES TAX REVENUE, 5.090%, 8/1/2033	5,900,000	7,080,413
Series AD VALOREM PROPERTY TAX, 5.481%, 8/1/2039	8,400,000	10,779,720
Washington State Convention Center Public Facilities District,
Series HOTEL OCCUPANCY TAX, 6.790%, 7/1/2040	6,150,000	8,097,766
		38,147,949

Total Municipal Bonds
(Cost $85,812,879)		89,447,648

	Principal Amount	Market Value
ASSET-BACKED SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES & AGENCY MORTGAGE-BACKED SECURITIES		29.92%
Asset-Backed Securities		2.82%
Aircraft Lease Securitisation Ltd. - 144A,
4/26/12, Series 2007-1A, Class G3, 0.435%, 5/10/2032(1)(2)	2,509,642	$2,484,546
Centerpoint Energy Transition Bond Co. III LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2017	1,197,955	1,233,440
Honda Auto Receivables Owner Trust,
Series 2012-2, Class A4, 0.910%, 6/15/2015	4,200,000	4,203,528
Marriott Vacation Club Owner Trust - 144A,
11/5/10, Series 2010-1A, Class A, 3.540%, 10/20/2032(2)	2,745,146	2,838,869
Toyota Auto Receivables Owner Trust:
Series 2012-A, Class A3, 0.750%, 2/16/2016	567,794	567,889
Series 2012-A, Class A4, 0.990%, 8/15/2017	5,000,000	5,007,600
Harley-Davidson Motorcycle Trust 2015-1,
Series 2015-1, Class A3, 1.410%, 6/15/2020	15,000,000	15,015,338

Chase Issuance Trust,
Series 2015-A2, Class A, 1.590%, 2/18/2020	12,225,000	12,317,170

Total Asset-Backed Securities
(Cost $43,318,151)		43,668,380

Commercial Mortgage-Backed Securities		1.39%
Crown Castle Towers LLC - 144A:
5.495%, 1/15/2017(2)	4,500,000	4,725,299
6.113%, 1/15/2020(2)	8,975,000	10,264,703
4.883%, 8/15/2020(2)	5,900,000	6,496,113
Total Commercial Mortgage-Backed Securities
(Cost $19,375,000)		21,486,115

Residential Mortgage-Backed Securities		2.62%
American Home Mortgage Investment Trust 2004-4,
Series 2004-4, Class 6A1, 6.000%, 2/25/2045(1)	4,922,405	5,155,276
Banc of America Funding Trust:
Class 2A4, 5.500%, 8/25/2035	453,229	451,210
Series 2005-4, Class 1A4, 5.500%, 8/25/2035	245,436	246,488
Banc of America Mortgage Securities Inc.:
Series 2003-G, Class 2A1, 2.609%, 8/25/2033(1)	3,766,372	3,787,464
Series 2005-8, Class A14, 5.500%, 9/25/2035	410,561	113,910
Banc of America Mortgage Trust,
Series 2003-E, Class 3A1, 2.622%, 6/25/2033(1)	3,056,419	3,054,243
Bear Stearns Co.,
Series 2003-AC4, Class A, 5.500%, 9/25/2033(5)	4,566,705	4,740,802
CWABS Asset-Backed Certificates Trust 2005-1,
Series 2005-1, Class AF6, 5.030%, 7/25/2035(1)	2,385,653	2,437,073
GSR Mortgage Loan Trust 2005-3F,
Series 2005-3F, Class 2A3, 6.000%, 3/25/2035(1)	2,531,143	2,619,191
RAMP Series Trust,
Series 2006-EFC2, Class A3, 0.334%, 12/25/2036(1)	3,594,889	3,482,566
PHHMC Series 2007-2 Trust,
Series 2007-2, Class A2, 5.793%, 5/18/2037(1)	4,188,740	4,407,411

CHL Mortgage Pass-Through Trust 2004-HYB2,
Series 2004-HYB2, Class 5A, 2.457%, 7/20/2034(1)	4,886,304	4,794,422
JP Morgan Mortgage Trust 2013-2 - 144A,
6/10/13, Series 2013-2, Class A2, 3.500%, 12/25/2030(2)	5,228,833	5,383,203
		10,177,625

Total Residential Mortgage-Backed Securities
(Cost $40,399,932)		40,673,259

Agency Mortgage-Backed Securities		23.09%
FHLMC:
Pool #781958, 2.375%, 9/1/2034(1)	189,212	202,409
Gold Pool #G08061, 5.500%, 6/1/2035	211,979	239,150
Gold Pool #G08079, 5.000%, 9/1/2035	2,578,897	2,866,031
Gold Pool #G01960, 5.000%, 12/1/2035	809,068	899,249
Gold Pool #A41748, 5.000%, 1/1/2036	1,007,750	1,120,805
Gold Pool #A42128, 5.500%, 1/1/2036	878,025	987,873
Gold Pool #G02064, 5.000%, 2/1/2036	1,287,466	1,430,946
Gold Pool #G05200, 5.000%, 5/1/2036	4,000,219	4,448,171
Gold Pool #G02252, 5.500%, 7/1/2036	2,462,303	2,765,548
Gold Pool #G02386, 6.000%, 11/1/2036	1,676,674	1,915,439
Pool #1G1317, 5.921%, 11/1/2036(1)	1,395,459	1,487,090
Gold Pool #G03189, 6.500%, 9/1/2037	3,078,722	3,530,092
Pool #A86876, 5.000%, 6/1/2039	2,704,871	2,996,865
Gold Pool #A91161, 4.500%, 2/1/2040	4,778,295	5,213,117
Pool #A92533, 4.500%, 6/1/2040	5,392,057	5,886,128
Pool #A93505, 4.500%, 8/1/2040	6,927,721	7,564,749
Pool #A97047, 4.500%, 2/1/2041	5,609,258	6,132,011
Pool #A97620, 4.500%, 3/1/2041	10,065,542	11,001,232
Gold Pool #Q05168, 4.000%, 12/1/2041	17,466,925	18,716,818
Gold Pool #Q05601, 4.000%, 1/10/2042	10,262,982	11,002,406
Gold Pool #C03789, 4.000%, 3/1/2042	8,979,461	9,618,984
Series 2014-, 4.500%, 9/1/2044	4,171,533	4,552,089
FNMA:
Pool #932361, 4.000%, 1/1/2025	4,882,413	5,170,857
Pool #AC8938, 4.500%, 1/1/2025	6,983,108	7,513,596
Pool #AD4268, 4.500%, 3/1/2025	4,110,331	4,431,714
Pool #AL2840, 2.500%, 11/1/2027	12,597,117	12,972,722
Pool #AB4853, 3.000%, 4/1/2032	18,987,384	19,693,314
Pool #MA1201, 3.500%, 10/1/2032	18,159,258	19,215,455
Pool #725705, 5.000%, 8/1/2034	414,684	463,524
Pool #735288, 5.000%, 3/1/2035	2,253,149	2,512,869
Pool #255706, 5.500%, 5/1/2035	2,190,413	2,473,900
Pool #735897, 5.500%, 10/1/2035	1,660,330	1,875,634
Pool #850582, 5.500%, 1/1/2036	632,389	713,834
Pool #745275, 5.000%, 2/1/2036	2,383,701	2,652,726
Pool #845471, 5.000%, 5/1/2036	361,808	395,163
Pool #888016, 5.500%, 5/1/2036	2,809,726	3,172,255
Pool #190377, 5.000%, 11/1/2036	2,270,049	2,525,524
Pool #256526, 6.000%, 12/1/2036	2,116,368	2,336,969
Pool #888405, 5.000%, 12/1/2036	454,227	504,943
Pool #907772, 6.000%, 12/1/2036	519,227	561,043
Pool #910881, 5.000%, 2/1/2037	2,092,689	2,283,833
Pool #889108, 6.000%, 2/1/2038	1,949,556	2,227,595
Pool #889579, 6.000%, 5/1/2038	2,930,885	3,344,641
Pool #995373, Series 2009-, 4.500%, 2/1/2039	13,900,880	15,208,859
Pool #995838, 5.500%, 5/1/2039	2,352,331	2,647,373
Pool #AE0395, 4.500%, 10/1/2040	10,476,161	11,473,388
Pool #AE0949, 4.000%, 2/1/2041	5,243,640	5,623,921
Pool #AL3287, Series 2013-, 4.500%, 9/1/2041	6,135,021	6,725,659
Pool #AL0933, Series 2011-, 5.000%, 10/1/2041	2,797,737	3,118,391
Pool #AL5315, Series 2014-, 4.000%, 6/1/2042	4,295,299	4,627,439
Pool #AL2625, 3.500%, 10/1/2042	12,670,861	13,376,596
Pool # MA1273, 3.500%, 12/1/2042	12,868,306	13,539,706
Pool #AL4010, Series 2013-, 3.500%, 7/1/2043	20,224,139	21,410,321
Pool #MA1700, Series 2013-, 4.500%, 12/1/2043	6,643,778	7,262,217
Pool #MA1917, Series 2014-, 4.500%, 6/1/2044	1,522,840	1,665,188
Pool #MA2005, Series 2014-, 4.500%, 8/1/2044	1,884,297	2,060,469
Series 2014-, 4.000%, 11/1/2044	8,269,744	8,871,698
Pool #MA2091, Series 2014-, 4.000%, 11/1/2044	13,034,434	13,658,425
Pool #MA2145, Series 2014-, 4.000%, 1/1/2045	20,913,182	22,396,641
GNMA,
Pool #550656, 5.000%, 9/15/2035	352,979	395,715
Ginnie Mae II pool,
Pool #G24496, 5.000%, 7/20/2039	1,946,825	2,184,013

Total Agency Mortgage-Backed Securities
(Cost $348,114,151)		357,865,332

Total Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities
(Cost $451,207,234)		463,693,086

U.S. GOVERNMENT & AGENCY OBLIGATIONS		1.41%
FNMA:
8.200%, 3/10/2016	55,000	59,053
2.625%, 9/6/2024	21,000,000	21,760,410
		21,819,463
Total U.S. Government & Agency Obligations
(Cost $20,872,193)		21,819,463

U.S. TREASURY BONDS & NOTES		15.94%
U.S. Treasury Bond:
2.000%, 11/15/2021	9,050,000	9,237,362
2.750%, 11/15/2023	15,800,000	16,943,035
5.000%, 5/15/2037	2,750,000	4,000,392
2.750%, 8/15/2042	22,200,000	23,101,875
2.625%, 4/30/2016	80,520,000	82,520,439
4.375%, 2/15/2038	6,025,000	8,076,796
4.375%, 11/15/2039	15,000,000	20,225,385
4.750%, 2/15/2041	24,350,000	34,936,552
U.S. Treasury Note:
1.250%, 10/31/2015	8,050,000	8,099,685
1.000%, 8/31/2016	39,520,000	39,844,182
		246,985,703
Total U.S. Treasury Bonds & Notes
(Cost $231,101,171)		246,985,703

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		0.90%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	13,903,033	13,903,033

Total Money Market Mutual Funds
(Cost $13,903,033)		13,903,033

Total Investments
(Cost $1,474,821,833)	99.25%	1,537,993,655

Other Assets in Excess of Liabilities	0.75%	11,638,949

Net Assets	100.00%	$1,549,632,604

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)	This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Aircraft Lease Securitisation Ltd. - 144A	0.44%	5/10/2032	4/26/2012	2,385,105	2,484,546	0.16%	^
BMW US Capital Inc. - 144A	5.73%	11/1/2015	10/16/2007	12,000,000	12,043,800	0.78%
Crown Castle Towers LLC - 144A	5.50%	1/15/2017	1/8/2010	4,500,000	4,725,299	0.30%	^
Crown Castle Towers LLC - 144A	6.11%	1/15/2020	1/8/2010	8,975,000	10,264,703	0.66%	^
Crown Castle Towers LLC - 144A	4.88%	8/15/2020	7/29/2010	5,900,000	6,496,112	0.42%	^
Emigrant Capital Trust II - 144A	2.62%	4/14/2034	8/11/2004	846,917	544,000	0.04%
First Tennessee Bank - 144A	2.95%	12/1/2019	3/16/2005	1,500,000	1,089,141	0.07%
FMR Corp. - 144A	7.49%	6/15/2019	3/6/2007	5,382,040	6,043,735	0.39%	^
General Motors Co. - 144A	4.88%	10/2/2023	6/12/2014	4,412,070	4,568,399	0.29%	^
JP Morgan Mortgage Trust 2013-2 - 144A	3.50%	12/25/2030	6/10/2013	5,278,960	5,383,203	0.35%	^
Marriott Vacation Club Owner Trust - 144A	3.54%	12/20/2032	11/5/2010	2,744,868	2,838,869	0.18%	^
Massachusetts Mutual Life Insurance Co.	8.88%	6/1/2039	3/24/2015	7,793,628	7,736,271	0.50%	^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.75%	6/15/2021	11/4/2014 - 11/12/2014	7,355,780	7,013,688	0.45%	^
Tenaska Alabama II Partners LP - 144A	6.13%	3/30/2023	1/19/2005 - 9/4/2009	180,325	194,512	0.01%	^
Tenaska Virginia Partners LP - 144A	6.12%	3/30/2024	4/29/2004 - 6/26/2014	164,748	184,364	0.01%	^
Tesco PLC - 144A	6.15%	11/15/2037	10/7/2014 - 10/16/2014	12,160,494	12,151,938	0.78%	^
Tuckahoe Credit Lease Trust - 144A	9.31%	10/20/2025	12/11/2009	3,739,344	4,659,769	0.30%
West Fraser Timber Co. Ltd. - 144A	4.35%	10/15/2024	10/7/2014	10,675,000	10,712,747	0.69%	^
WPD Holdings Inc - 144A	7.25%	12/15/2017	10/15/2003 - 6/30/2006	867,308	967,950	0.06%	^
				96,861,587	100,103,046	6.44%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 5.25% of the Fund’s net assets as of March 31, 2015.
(3)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(4)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2015 these securities represented 1.08% of the Fund's net assets.
(5)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2015.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF MARCH 31, 2015 (Unaudited)

	Principal Amount	Market Value
MUNICIPAL BONDS		95.38%
CERTIFICATES OF PARTICIPATION		23.68%
Auraria Higher Education Center,
6.000%, 5/1/2024, Optional 11/1/2019 @ 100.00	499,000	$590,931
City of Aurora:
5.000%, 12/1/2023	700,000	852,544
5.000%, 12/1/2024	850,000	1,045,296
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,147,740
5.000%, 12/1/2030, Optional 12/1/2019 @ 100.00	875,000	993,335
City of Longmont Co.,
5.000%, 12/1/2028, Optional 12/1/2023 @100.00	1,500,000	1,734,705
City of Westminster Co.,
4.000%, 12/1/2024, Optional 12/1/2023 @ 100.00	1,215,000	1,334,252
Colorado Higher Education:
5.000%, 11/1/2022	1,000,000	1,206,830
5.000%, 11/1/2024	1,000,000	1,235,740
Colorado State Higher Education Capital Construction Lease Purchase Program:
5.250%, 11/1/2023, Prerefunded 11/01/18 @ 100.00	1,000,000	1,148,230
5.000%, 11/1/2025	1,000,000	1,242,650
Colorado State, University of Colorado at Denver Health Sciences Center Fitzsimons Academic:
5.000%, 11/1/2018, Prerefunded 11/01/15 @ 100.00, NATL-RE	700,000	719,516
4.500%, 11/1/2022	550,000	631,554
County of Boulder Co.:
5.000%, 12/1/2024, Optional 12/1/2020@ 100.00	320,000	371,690
5.000%, 12/1/2025, Optional 12/1/2020@ 100.00	500,000	579,315
Denver City & County, Denver Botanic Gardens,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	714,662
Douglas & Elbert Counties School District Re-1:
5.000%, 1/15/2025, Optional 1/15/2019 @ 100.00	1,000,000	1,131,000
5.000%, 1/15/2029, Optional 1/15/2023 @ 100.00	705,000	804,299
Eagle County, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	570,380
El Paso County School District No. 49 Falcon:
5.000%, 12/15/2028, Prerefunded 12/15/2017 @ 100.00	800,000	890,016
5.000%, 12/15/2028, Optional 12/15/2025 @ 100.0	2,160,000	2,576,815
5.125%, 12/15/2028, Prerefunded 12/15/2016 @ 100.00	2,000,000	2,157,440
Larimer Weld & Boulder County School District R-2J Thompson:
5.000%, 12/1/2022, Optional 12/1/2024 @ 100.00	500,000	596,640
5.000%, 12/1/2024, Optional 12/1/2024 @ 100.00	200,000	244,788
Pueblo Co., Police Complex Project,
5.500%, 8/15/2018, AGM	500,000	567,530
Pueblo County School District No 70:
2.000%, 1/15/2017	200,000	203,596
1.500%, 1/15/2018	175,000	174,762
1.875%, 1/15/2019	180,000	178,987
2.100%, 1/15/2020	215,000	214,510
2.375%, 1/15/2021, Optional 1/15/2020 @ 100.00	270,000	268,477
Rangeview Library District,
Series LEASE(RENEWAL), 5.000%, 12/15/2022, Optional 12/15/2018 @ 100.00,	1,815,000	2,043,472
Regional Transportation District:
5.000%, 6/1/2018	1,650,000	1,843,347
4.500%, 6/1/2019, Prerefunded 6/1/2015 @ 100.00, AMBAC	620,000	624,321
5.000%, 6/1/2020	1,200,000	1,392,276
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,101,160
5.000%, 6/1/2026, Optional 6/1/2023 @ 100.00	1,500,000	1,776,450
State of Colorado,
5.000%, 3/15/2019	1,200,000	1,365,432
State of Colorado, Building Excellent Schools Today,
5.000%, 3/15/2024, Optional 3/15/2021 @ 100.00	1,000,000	1,161,400
Town of Erie Co.,
5.000%, 11/1/2027, Optional 11/1/2024 @ 100.00	1,735,000	2,063,314
Town of Parker Co.,
Series LEASE(RENEWAL), 5.000%, 11/1/2030, Optional 11/15/2023 @100.00,	1,150,000	1,321,845
Total Certificates of Participation
(Cost $39,458,980)		$40,821,247

GENERAL OBLIGATION LTD		0.62%
General Obligation		0.62%
Fossil Ridge Metropolitan District No 3,
5.000%, 12/1/2044, Optional 12/1/2020 @ 100.00	1,000,000	1,064,670

Total General Obligation Ltd
(Cost $1,052,164)		$1,064,670

GENERAL OBLIGATION UNLTD		30.91%
County-City-Special District-School District		12.22%
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Prerefunded 12/15/2016 @ 67.784, FGIC	2,385,000	1,601,098
Arapahoe County School District No. 1 Englewood:
5.000%, 12/1/2028, Optional 12/1/2021 @ 100.00	975,000	1,158,339
Series AD VALOREM PROPERTY TAX, 5.000%, 12/1/2029, Optional 12/1/2021 @ 100.00,	2,440,000	2,890,448
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	846,383
Denver City & County School District No. 1,
5.500%, 12/1/2022, FGIC	500,000	628,975
Douglas & Elbert Counties School District Re-1,
zero coupon, 12/15/2022	1,660,000	1,410,369
Eagle, Garfield & Routt Counties School District Re-50J,
5.000%, 12/1/2026, Prefunded 12/01/16 @ 100.00, AGM	2,500,000	2,687,150
Garfield County, Garfield School District Re-2:
5.000%, 12/1/2024, Prerefunded 12/1/2016 @ 100.00, AGM	800,000	859,888
4.750%, 12/1/2025, Prerefunded 12/1/2016 @ 100.00, AGM	1,000,000	1,070,730
5.000%, 12/1/2027, Prerefunded 12/1/2016 @ 100.00, AGM	250,000	268,715
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1,
5.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	1,500,000	1,801,290
Ignacio School District No. 11JT:
5.250%, 12/1/2024, Optional 12/1/2021 @ 100.00	500,000	606,290
5.000%, 12/1/2029, Optional 12/1/2021 @ 100.00	1,000,000	1,181,200
Jefferson County School District R-1,
5.250%, 12/15/2025, Prerefunded 12/15/2016 @ 100.00, AGM	500,000	540,415
La Plata County School District No. 9-R Durango:
4.500%, 11/1/2023, Optional 11/1/2021 @ 100.00	1,000,000	1,162,530
5.000%, 11/1/2024, Optional 11/1/2021 @ 100.00	1,000,000	1,196,730
Moffat County School District Re-1 Craig,
5.250%, 12/1/2026, Prerefunded 12/1/2017 @ 100.00, AGM	1,030,000	1,151,015
		21,061,565

Development		1.11%
Central Platte Valley Metropolitan District:
5.500%, 12/1/2029, Optional 12/1/2023 @100.00	750,000	871,448
5.000%, 12/1/2043, Optional 12/1/2023 @ 100.00	1,000,000	1,044,200
		1,915,648

Facilities		2.10%
Clear Creek Metropolitan Recreation District,
2.500%, 12/1/2017	1,430,000	1,497,138
Tallyns Reach Metropolitan District No 3,
Series AD VALOREM PROPERTY TAX, 4.000%, 12/1/2021, Mandatory Sinking Fund, 2017-2021 @100.00,	1,930,000	2,125,027
		3,622,165

General Obligation		2.89%
Arapahoe County School District No 6 Littleton,
4.000%, 12/1/2027, Optional 12/1/2024 @ 100.00	840,000	934,491
Commonwealth of Puerto Rico:
5.500%, 7/1/2016	310,000	321,935
5.500%, 7/1/2017	720,000	759,715
5.500%, 7/1/2018	45,000	47,806
5.500%, 7/1/2019	505,000	538,088
5.250%, 7/1/2020	525,000	555,697
5.250%, 7/1/2024, Optional 7/1/2021 @ 100.00	555,000	571,439
5.375%, 7/1/2025, Optional 7/1/2021 @ 100.00	100,000	103,633
South Suburban Park & Recreation District,
5.000%, 12/15/2019	1,000,000	1,155,780
		4,988,584

School District		12.59%
Adams 12 Five Star Schools,
5.000%, 12/15/2026, Optional 12/15/2024 @ 100.00	2,000,000	2,478,440
Arapahoe County School District No 5 Cherry Creek,
5.000%, 12/15/2024	3,120,000	3,931,418
Denver City & County School District No 1:
5.000%, 12/1/2026, Optional 12/1/2024 @ 100.00	2,000,000	2,478,680
5.000%, 12/1/2029, Prerefunded 6/1/2019 @ 100.00	445,000	514,215
5.000%, 12/1/2029, Optional 12/1/2024 @ 100.00	1,240,000	1,498,453
El Paso County CO:
5.000%, 9/15/2030, Optional 9/15/2024 @ 100.00	1,260,000	1,517,557
5.000%, 9/15/2031, Optional 9/15/2024 @ 100.00	1,000,000	1,198,840
Garfield County School District No 16 Building Corp.,
5.000%, 12/1/2026, Optional 12/1/2024 @ 100.00	2,000,000	2,443,680
Morgan County School District No 3 Fort Morgan:
5.000%, 12/1/2028	1,210,000	1,423,674
5.000%, 12/1/2030	635,000	739,572
Routt-Rio Blanco Counties School District Re-3 South Routt.:
1.500%, 12/1/2016	630,000	640,987
1.500%, 12/1/2017	255,000	258,560
San Miguel County School District R-1 Telluride:
5.000%, 12/1/2027, Optional 12/1/2024 @ 100.00	1,000,000	1,217,030
5.000%, 12/1/2028, Optional 12/1/2024 @ 100.00	625,000	755,269
5.000%, 12/1/2029, Optional 12/1/2024 @ 100.00	500,000	600,895
		21,697,270

Total General Obligation Unltd
(Cost $51,798,066)		$53,285,232

REVENUE BONDS		38.55%
Airports		1.27%
City & County of Denver Airport Series A Revenue:
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,026,920
5.250%, 11/15/2028, Optional 11/15/2019 @ 100.00	1,000,000	1,160,830
		2,187,750

Education		3.34%
Colorado Educational & Cultural Facilities Authority:
5.000%, 8/15/2030, Optional 8/15/2024 @ 100.00	750,000	836,618
5.000%, 11/15/2031, Optional 11/15/2024 @ 100.00	1,000,000	1,139,960
5.000%, 12/1/2031, Optional 12/1/2024 @ 100.00	1,500,000	1,737,660
5.000%, 10/1/2032, Optional 10/1/2024 @ 100.00	1,340,000	1,492,023
Series CHARTER SCHOOL AID, 5.625%, 1/15/2044, Mandatory Sinking Fund 1/15/2015 @ 100.00; Optional 1/15/2024 par Call,	505,000	546,950
		5,753,211

General		7.57%
Boulder County Open Space Capital Improvement Trust Fund:
Series B, 5.250%, 7/15/2024, Optional 7/15/2021 @ 100.00,	1,000,000	1,204,730
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,139,050
City & County of Denver Co.,
5.250%, 9/1/2018	1,500,000	1,707,825
City of Commerce City Co.:
5.000%, 8/1/2026, Optional 8/1/2024 @100.00	350,000	415,657
5.000%, 8/1/2028, Optional 8/1/2024 @100.00	600,000	700,170
5.000%, 8/1/2028, Optional 8/1/2025 @ 100.00(1)	375,000	446,310
5.000%, 8/1/2032, Optional 8/1/2024 @ 100.00	1,000,000	1,151,970
Denver CO Convention,
5.000%, 12/1/2035, Optional 11/1/2016 @ 100.00	1,060,000	1,091,577
Denver Convention Center Hotel Authority,
4.750%, 12/1/2035, Optional 11/1/2016 @ 100.00	300,000	304,242
Grand Junction,
5.000%, 3/1/2022, Optional 9/1/2021 @ 100.00	500,000	599,480
Plaza Metropolitan District No 1,
5.000%, 12/1/2022	1,000,000	1,109,920
Puerto Rico Municipal Finance Agency (Puerto Rico),
5.000%, 8/1/2017, Optional 8/1/2015 @ 100.00	105,000	105,794
Regional Transportation District, Colorado Sales Tax Revenue, Series A,
5.000%, 11/1/2027, Prerefunded 11/1/2016 @ 100.00, AMBAC	575,000	616,555
Town of Castle Rock Co.,
5.000%, 6/1/2029, Optional 6/1/2023 @ 100.00	1,630,000	1,882,226
Town of Castle Rock Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, AGM	500,000	575,060
		13,050,566

Higher Education		4.55%
Auraria Higher Education Center,
4.000%, 4/1/2029, Optional 4/1/2025 @ 100.00	2,500,000	2,766,850
Colorado Educational & Cultural Facilities Authority, University of Denver:
4.000%, 3/1/2024, Optional 3/1/2023 @ 100.00	500,000	556,560
4.000%, 3/1/2025, Optional 3/1/2023 @ 100.00	500,000	552,765
Colorado School of Mines,
5.000%, 12/1/2028, Optional 12/1/2022 @ 100.00	350,000	405,888
Colorado State Board of Governors University - Enterprise Revenue Bonds:
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	515,745
5.250%, 3/1/2024, Prerefunded 3/1/2017 @ 100.00	75,000	81,707
5.000%, 3/1/2029, Optional 3/1/2022 @ 100.00	1,500,000	1,760,535
University of Colorado,
5.000%, 6/1/2029, Optional 6/1/2025 @ 100.00	1,000,000	1,215,060
		7,855,110

Medical		11.77%
Aspen Valley Hospital District:
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	633,780
5.000%, 10/15/2030, Optional 10/15/2022 @ 100.00	1,000,000	1,129,630
Aurora Colorado Hospital Revenue, Children’s Hospital,
5.000%, 12/1/2022, Optional 6/1/2018 @ 100.00, AGM	1,000,000	1,114,210
Colorado Health Facilities Authority,
5.000%, 10/1/2032, Optional 10/1/2022 @ 100.00	500,000	560,610
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	371,824
5.250%, 11/15/2027, Optional 11/15/2016 @ 100.00(2)	1,000,000	1,073,350
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
5.000%, 2/1/2023, Optional 2/1/2021 @ 100.00	500,000	577,055
5.250%, 7/1/2024, Optional 7/1/2019 @ 100.00	1,000,000	1,146,520
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Prerefunded 12/1/2015 @ 100.00	500,000	516,360
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2018, Optional 6/1/2016 @ 100.00	750,000	787,500
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	523,750
5.250%, 6/1/2023, Optional 6/1/2016 @ 100.00	400,000	418,808
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	457,776
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	491,418
Colorado Health Facilities Authority Revenue, Sisters Leavenworth, Series B,
5.000%, 1/1/2023, Optional 1/1/2020 @ 100.00	1,000,000	1,147,320
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center,
5.000%, 1/15/2020, Optional 5/18/2015 @ 100.00	240,000	240,706
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	269,303
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	920,652
Colorado Health Facilities Authority, Craig Hospital Project:
5.000%, 12/1/2019	300,000	338,289
5.000%, 12/1/2024, Optional 12/1/2022 @ 100.00	1,000,000	1,168,730
Colorado Health Facilities Authority, Mental Health Center Denver:
5.000%, 2/1/2022	200,000	228,634
5.000%, 2/1/2023	520,000	598,712
Colorado Health Facilities Authority, National Jewish Health,
5.000%, 1/1/2017	1,105,000	1,151,631
Denver Health & Hospital Authority:
Series HLTH, HOSP, NURSHOME REV., 5.000%, 12/1/2017, Optional 12/1/2016 @ 100.00,	1,500,000	1,600,890
5.000%, 12/1/2018, Optional 12/1/2016 @ 100.00	550,000	585,860
5.000%, 12/1/2020, Optional 12/1/2016 @ 100.00	500,000	530,720
University of Colorado Hospital Authority:
5.000%, 11/15/2023, Optional 11/15/2022 @ 100.00	450,000	538,254
5.000%, 11/15/2027, Optional 11/15/2022 @ 100.00	1,000,000	1,169,360
		20,291,652

Nursing Homes		0.50%
Colorado Health Facilities Authority, Evangelical Lutheran,
5.000%, 6/1/2022	750,000	859,508

Special Tax		3.52%
Aurora Colorado Golf Course Enterprise,
4.375%, 12/1/2015	125,000	125,330
Colorado Educational & Cultural Facilities Authority:
Academy Charter School:
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	140,000	143,237
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	183,287
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	252,175
Bromley East Charter School,
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	506,255
Cherry Creek Academy,
4.000%, 4/1/2022, Mandatory Sinking Fund 4/1/2016 @ 100.00	250,000	262,125
Kent Denver School,
5.000%, 10/1/2019	115,000	124,553
Denver City & County Golf Enterprise:
4.600%, 9/1/2015	185,000	186,306
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	360,426
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	514,330
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	409,566
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	409,422
Northwest Parkway Public Highway Authority Revenue,
5.800%, 6/15/2025, Prerefunded 6/15/2016 @ 100.00, AGM	960,000	1,023,197
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	100,409
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	339,999
5.000%, 6/1/2026, Optional 6/1/2016 @ 100.00	1,085,000	1,137,286
		6,077,903

Utilities		4.26%
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,730,781
Colorado Springs Colorado Utilities Revenue,
5.000%, 11/15/2027, Optional 11/15/2021 @ 100.00	1,000,000	1,183,680
Colorado Water Resources & Power Development Authority, East Cherry Creek Valley Water & Sanitation District,
4.250%, 11/15/2025, Optional 11/15/2015 @ 100.00, NATL-RE	1,420,000	1,448,826
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, Optional 12/15/2017 @ 100.00, AGM	1,575,000	1,745,069
Eagle River Water & Sanitation District,
5.000%, 12/1/2027, Optional 12/1/2022 @ 100.00	200,000	234,050
Fort Collins Colorado Waste Water Utility Enterprise,
5.000%, 12/1/2027, Optional 12/1/2018 @ 100.00	465,000	528,635
Parker Co., Water & Sanitation District Enterprise Revenue,
5.000%, 11/1/2026, Optional 5/1/2022 @ 100.00	400,000	469,880
		7,340,921

Water		1.77%
City & County of Broomfield Co.:
4.000%, 12/1/2018	1,400,000	1,524,208
Series SEWER REVENUE, 5.000%, 12/1/2023, Optional 12/1/2022 @ 100.00,	1,285,000	1,526,400
		3,050,608

Total Revenue Bonds
(Cost $64,036,082)		$66,467,229

TAX ALLOCATION		1.62%
Development		1.62%
Denver Urban Renewal Authority:
5.000%, 12/1/2024, Optional 12/1/2022 @ 100.00	500,000	590,850
5.000%, 12/1/2025, Optional 12/1/2022 @ 100.00	1,000,000	1,176,340
Plaza Metropolitan District No 1,
4.000%, 12/1/2016	1,000,000	1,035,660
		2,802,850

Total Tax Allocation
(Cost $2,720,819)		$2,802,850

Total Municipal Bonds
(Cost $159,066,111)		164,441,228

MONEY MARKET MUTUAL FUNDS		3.77%
Bank of New York Cash Reserve (7 Day Yield 0.050%)(3)	441,184	441,184
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.010%)	6,061,095	6,061,095

Total Money Market Mutual Funds
(Cost $6,502,279)		6,502,279

Total Investments
(Cost $165,568,390)	99.15%	170,943,507

Other Assets in Excess of Liabilities	0.85%	1,465,488

Net Assets	100.00%	$172,408,995

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited.

(1)	When - Issued Security.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)	This Security is segregated to cover the purchase price of when-issued/forward commitment securities held as of March 31, 2015 (Note 2).

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
AMBAC	Ambac Financial Group Incorporated.
ASA	Allmennaksjeselskap is the Norwegian term for public limited company.
FGIC	Financial Guaranty Insurance Company.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MTNB	Medium Term Notes Bond.
MORAL OBLG
Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

NATL- RE	Third party insurer for municipal debt securities.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	Sociedad Anonima Bursatil de Capital Variable is a Spanish Variable Capital Company.
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds.

CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS
March 31, 2015 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Small-Cap Growth Fund, Westcore Blue Chip Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Small-Cap Growth, Westcore Blue Chip Dividend, Westcore Small-Cap Value Dividend, Westcore Flexible Income and Westcore Plus Bond Funds also offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2015, all Funds were primarily invested in securities traded on U.S. exchanges, except Westcore International Small-Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Concentration of Risk – As of March 31, 2015, the Westcore International Small-Cap Fund invested a significant percentage of its assets in Australia, the United Kingdom, and Hong Kong. Therefore, it may be more affected by economic developments and currency fluctuations in these countries.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis. Other income is primarily comprised of consent fees which are compensation for agreeing to changes in the terms of debt instruments.

3. COST AND UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS ON A TAX BASIS

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund
As of March 31, 2015
Gross appreciation (excess of value over tax cost)	$8,483,354	$18,591,517	$14,860,821
Gross depreciation (excess of tax cost over value)	(197,099)	(4,362,061)	(5,117,317)
Net unrealized appreciation	$8,286,255	$14,229,456	$9,743,504
Cost of investment for income tax purposes	$26,646,048	$85,808,088	$77,221,702

	Westcore Small- Cap Growth Fund	Westcore Blue Chip Dividend Fund	Westcore Mid-Cap Value Dividend Fund

As of March 31, 2015
Gross appreciation (excess of value over tax cost)	$919,926	$6,387,781	$13,346,404
Gross depreciation (excess of tax cost over value)	(461,309)	(2,091,598)	(1,132,071)
Net unrealized appreciation/(depreciation)	$458,617	$4,296,183	$12,214,333
Cost of investment for income tax purposes	$7,476,298	$44,270,198	$45,511,863

	Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund

As of March 31, 2015
Gross appreciation (excess of value over tax cost)	$58,776,216	$7,505,859	$66,775,740
Gross depreciation (excess of tax cost over value)	(6,142,803)	(1,545,036)	(32,318,862)
Net unrealized appreciation	$52,633,413	$5,960,823	$34,456,878
Cost of investment for income tax purposes	$259,139,983	$31,407,827	$249,588,365

Westcore Bond Funds
As of March 31, 2015	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
Gross appreciation (excess of value over tax cost)	$3,244,266	$71,495,472	$5,683,159
Gross depreciation (excess of tax cost over value)	(2,626,252)	(7,346,012)	(308,042)
Net unrealized appreciation	$618,014	$64,149,460	$5,375,117
Cost of investment for income tax purposes	$66,502,422	$1,473,844,195	$165,568,390

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments
Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ assets:

Westcore Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$34,692,187	$–	$–	$34,692,187
Money Market Mutual Funds	240,116	–	–	240,116
Total	$34,932,303	$–	$–	$34,932,303

Westcore MIDCO Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$94,419,368	$–	$–	$94,419,368
Money Market Mutual Funds	5,618,176	–	–	5,618,176
Total	$100,037,544	$–	$–	$100,037,544

Westcore Select Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$81,161,096	$–	$–	$81,161,096
Money Market Mutual Funds	5,804,110	–	–	5,804,110
Total	$86,965,206	$–	$–	$86,965,206

Westcore Small-Cap Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$7,399,839	$–	$–	$7,399,839
Money Market Mutual Funds	535,076	–	–	535,076
Total	$7,934,915	$–	$–	$7,934,915

Westcore Blue Chip Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$47,923,213	$–	$–	$47,923,213
Money Market Mutual Funds	643,168	–	–	643,168
Total	$48,566,381	$–	$–	$48,566,381

Westcore Mid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$57,147,293	$–	$–	$57,147,293
Money Market Mutual Funds	578,903	–	–	578,903
Total	$57,726,196	$–	$–	$57,726,196

Westcore Small-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$301,706,185	$–	$–	$301,706,185
Money Market Mutual Funds	10,067,211	–	–	10,067,211
Total	$311,773,396	$–	$–	$311,773,396

Westcore Micro-Cap Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$37,178,657	$–	$–	$37,178,657
Money Market Mutual Funds	189,993	–	–	189,993
Total	$37,368,650	$–	$–	$37,368,650

Westcore International Small-Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$88,989,586	$9,503,908	$–	$98,493,494
Consumer Staples	9,411,408	–	–	9,411,408
Energy	3,679,786	–	–	3,679,786
Financials	40,414,436	–	–	40,414,436
Health Care	11,001,616	–	–	11,001,616
Industrials	61,342,598	–	–	61,342,598
Information Technology	47,964,547	–	–	47,964,547
Money Market Mutual Funds	11,737,358	–	–	11,737,358
Total	$274,541,335	$9,503,908	$–	$284,045,243

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$1,664,218	$–	$1,664,218
Liabilities
Forward Foreign Currency Contracts	–	(616,591)	–	(616,591)
Total	$–	$1,047,627	$–	$1,047,627

Westcore Flexible Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stock	$1,820,890	$–	$–	$1,820,890
Exchange Traded Funds	2,052,940	–	–	2,052,940
Corporate Bonds
Basic Materials	–	1,410,500	–	1,410,500
Financials	–	6,387,366	–	6,387,366
Industrials	–	48,159,612	1,823,388	49,983,000
Utilities	–	1,458,000	–	1,458,000
Money Market Mutual Funds	4,007,740	–	–	4,007,740
Total	$7,881,570	$57,415,478	$1,823,388	$67,120,436

Westcore Plus Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stock
Financials	$11,611,177	$1,089,141	$–	$12,700,318
Utilities	767,381	–	–	767,381
Corporate Bonds
Financials	–	260,378,509	–	260,378,509
Industrials	–	342,930,500	16,703,569	359,634,069
Utilities	–	68,664,445	–	68,664,445
Municipal Bonds	–	89,447,648	–	89,447,648
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage-Backed Securities	–	463,693,086	–	463,693,086
U.S. Government & Agency Obligations	–	21,819,463	–	21,819,463
U.S. Treasury Bonds & Notes	–	246,985,703	–	246,985,703
Money Market Mutual Funds	13,903,033	–	–	13,903,033
Total	$26,281,591	$1,495,008,495	$16,703,569	$1,537,993,655

Westcore Colorado Tax-Exempt Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$164,441,228	$–	$164,441,228
Money Market Mutual Funds	6,502,279	–	–	6,502,279
Total	$6,502,279	$164,441,228	$–	$170,943,507

*	For detailed Industry descriptions, see the accompanying Statements of Investments.

**	Other financial instruments are derivative instruments not reflected in the Statements of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.  When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification.  The transfer amount disclosed in the table below represents the value of the securities as of March 31, 2015 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of December 31, 2014.

The Westcore International Small-Cap Fund had the following transfers out of Level 2 at March 31, 2015:

	Level 1- Quoted and Unadjusted Prices		Level 2- Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stock	$186,819,408			$(186,819,408)
Total	$186,819,408	$-	$-	$(186,819,408)

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2015. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2014	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2015	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2015
Corporate Bonds	$1,845,381	$1,981	$2,288	$(3,558)	$(22,704)	$-	$1,823,388	$(3,558)
Total	$1,845,381	$1,981	$2,288	$(3,558)	$(22,704)	$-	$1,823,388	$(3,558)

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2014	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2015	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2015
Corporate Bonds	$16,914,693	$5,062	$5,851	$(164,013)	$(58,024)	$-	$16,703,569	$(164,013)
Total	$16,914,693	$5,062	$5,851	$(164,013)	$(58,024)	$-	$16,703,569	$(164,013)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investment Advisors LLC (the “Adviser or “Denver Investments”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2015:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at March 31, 2015	Valuation Technique	Unobservable Input(a)	Level/Range

Westcore Flexible Income Fund
Corporate Bonds	$1,823,388	Adjusted Spread Pricing**	Comparability Adjustment	1.615%

			Liquity and Maturity Adjustment	0.40%

Total	$1,823,388

Westcore Plus Bond Fund
Corporate Bonds	$4,659,769	Adjusted Spread Pricing**	Comparability Adjustment	1.615%
			Liquity and Maturity Adjustment	0.40%
	12,043,800	Consensus Pricing*	Broker Quotes	N/	A

Total	$16,703,569

*
Denver Investments seeks up to 3 independent price quotes, but in certain cases only one may be available.  Denver Investments evaluates whether the source of the pricing uses valuation techniques in accordance with ASC Topic 820 by developing an internal reasonableness check. For those quotes that are considered reasonable, quantitative unobservable inputs are not developed by Denver Investments.

**	Denver Investments identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Decreases
Comparability Adjustment	Increase
Liquidity Adjustment	Increase

5. AFFILIATED COMPANIES

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund.  As of March 31, 2015, none of the Funds owned 5% or more of the outstanding voting securities of a single issuer.

Item 2 - Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ John W. Zimmerman
John W. Zimmerman
Principal Executive Officer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John W. Zimmerman
John W. Zimmerman
Principal Executive Officer

Date:	May 29, 2015

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer

Date:	May 29, 2015